UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06566

                           Phoenix Multi-Series Trust
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,                   John H. Beers, Esq.
 Counsel and Secretary for Registrant              Vice President and Secretary
    Phoenix Life Insurance Company                Phoenix Life Insurance Company
           One American Row                              One American Row
          Hartford, CT 06102                            Hartford, CT 06102
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                       Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                OCTOBER 31, 2005

--------------------------------------------------------------------------------

        ANNUAL REPORT

          PHOENIX HIGH YIELD SECURITIES FUND

          PHOENIX MULTI-SECTOR FIXED INCOME FUND

             FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

          PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

             FORMERLY PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                        [GRAPHIC OMITTED]
                                       GET FUND DOCUMENTS
                                       BY E-MAIL INSTEAD.

                                      ELIGIBLE SHAREHOLDERS
                                   MAY SIGN UP FOR E-DELIVERY
                                      AT PHOENIXFUNDS.COM.

TRUST NAME: PHOENIX MULTI-SERIES TRUST

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

     --------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     --------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]

      I encourage you to review this annual report for the Phoenix High Yield Securities Fund, Phoenix Multi-Sector Fixed Income Fund, and Phoenix Multi-Sector Short Term Bond Fund, for the fiscal year ended October 31, 2005.

      As we near the end of the calendar year, the pace of U.S. economic growth has begun to moderate. The economy grew at a 4% rate in 2004 but slowed to 3.3% in the first half of 2005. The combination of rising interest rates and energy prices continue to weigh on the consumer. Hurricanes Katrina and Rita have slowed the pace of growth more recently but the impact is expected to be short lived. The equity market has posted flat year-to-date returns, and we have seen some signs of weakness recently in response to concerns about inflation. In the near term, the combination of Federal Reserve monetary policy, rising inflation and record deficits seem likely to keep upward pressure on interest rates, particularly in the front end of the yield curve.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(1) Your Phoenix mutual fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

NOVEMBER 2005

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ................................................................     3

Phoenix High Yield Securities Fund ......................................     5

Phoenix Multi-Sector Fixed Income Fund ..................................    17

Phoenix Multi-Sector Short Term Bond Fund ...............................    31

Notes to Financial Statements ...........................................    51

Report of Independent Registered Public Accounting Firm .................    57

Board of Trustees' Consideration of Investment Advisory and
   Subadvisory Agreements ...............................................    58

Fund Management Tables ..................................................    60

--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)

The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

DURATION

A measure of volatility of a fixed income security, fixed income portfolio or fixed income portion of a portfolio. It is the change in the value of the fixed income security, fixed income portfolio or portion thereof that will result from a 1% change in interest rates. Duration is stated in years. For example, a 5-year duration means the fixed income security, fixed income portfolio or portion will decrease in value by 5% if interest rates rise 1%, and increase in value by 5% if interest rates fall 1%.

FEDERAL FUNDS RATE

The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)

A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)

A leading provider of Aaa /AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

GROSS DOMESTIC PRODUCT (GDP)

An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

INFLATION

Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

LEHMAN BROTHERS HIGH YIELD BOND 2% ISSUER CAP INDEX

Lehman Brothers High Yield Bond 2% Issuer Cap Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

MERRILL LYNCH SHORT TERM MEDIUM QUALITY CORPORATE BONDS INDEX

The Merrill Lynch Short Term Medium Quality Corporate Bonds Index measures performance of U.S. investment grade corporate bond issues rated "BBB" and "A" by Standard and Poor's/Moody's with maturities between one and three years. The index is calculated on a total-return basis.

PAYMENT-IN-KIND SECURITY (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REITS

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

YANKEE BOND

A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.

YIELD CURVE

A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A normal or positive yield curve indicates that short-term securities have a lower interest rate than long-term securities; an inverted or negative yield curve indicates short-term rates are exceeding long-term rates; and a flat yield curve means short- and long-term rates are about the same.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX HIGH YIELD SECURITIES FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, ALBERT GUTIERREZ, CFA

Q: HOW DID THE PHOENIX HIGH YIELD SECURITIES FUND PERFORM FOR THE PERIOD ENDED OCTOBER 31, 2005?

A: The Fund's inception date was July 29, 2005, and therefore it did not achieve a full year of performance as of the October 31, 2005 fiscal year-end. However, from July 29 through October 31, 2005, the Fund's Class A shares returned (1.17)%, and Class C shares returned (1.35)%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned (0.56)%, and the Lehman Brothers High Yield Bond 2% Issuer Cap Index, the Fund's style-specific benchmark, returned (1.47)%. All figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FIRST THREE MONTHS, FROM JULY 29, 2005 THROUGH OCTOBER 31, 2005?

A: The Fund's first three months were in a challenging but improving environment for bonds, especially high yield bonds. In light of the Federal Reserve's heightened level of inflation concerns and the tenth, and then eleventh, consecutive increase of the federal funds rate during this period, the high yield market has become more sensitive to the Fed's actions. Oil prices seem to have peaked toward the end of August but remain high, which has posed an ongoing drag on the economy and corporate earnings. The aftermath of Hurricanes Katrina and Rita have further aggravated this situation and in the near term, impacted economic growth.

      During the time period, the high yield market focused on the auto sector and the expanding new issue calendar. The downgrades of GM/Delphi and Ford garnered much attention throughout the period and created both volatility and opportunity. On the supply front, new issuance increased throughout the period. This supply has been generally well received by high yield investors and is still below last year's pace.

      Overall, economic growth has proved quite resilient and continues at a moderate pace with third quarter GDP coming in at 3.8%. There continues to be a lack of "yield" alternatives within the global financial system and default rates are low (roughly 2%) with expectations of only moderate increases over the next year. Bank lending standards remain accommodative and mergers and acquisitions activity is on the rise, often times to the benefit of high yield issuers.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FIRST THREE MONTHS, FROM JULY 29, 2005 THROUGH OCTOBER 31, 2005?

A: During the period, our focus on higher quality (B/B and Ba/BB rated) high yield bonds contributed to our outperformance. Caa/CCC rated bonds performed the best in August but trailed higher quality bonds substantially in September and October. The restructuring of Charter Communications, which the Fund owns, drove most of the returns in the lower rated Caa/CCC area. The Fund also benefited from other positive events such as the takeover of El Pollo Loco and a positive tender offer announced from Qwest. The Fund is underweighted in the volatile auto sector but does have exposure to GMAC, GM's financing arm which was a big winner in October.

                                                                   NOVEMBER 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix High Yield Securities Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                          PERIOD ENDING 10/31/05
--------------------------------------------------------------------------------

                                                         INCEPTION     INCEPTION
                                                        TO 10/31/05       DATE
                                                        -----------    ---------
Class A Shares at NAV(2)                                  (1.17)%       7/29/05
Class A Shares at POP(3)                                  (5.87)        7/29/05

Class C Shares at NAV(2)                                  (1.35)        7/29/05
Class C Shares with CDSC(4)                               (2.33)        7/29/05

Lehman Brothers Aggregate Bond Index                      (0.56)        7/29/05

Lehman Brothers High Yield Bond 2% Issuer Cap Index       (1.47)        7/29/05

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

For information regarding the indexes, see the glossary on page 3.

Phoenix High Yield Securities Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the High Yield Securities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to October 31, 2005. The third lines of these examples are based on an investment of $1,000 invested on April 30, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period since inception of the fund. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(since inception date)

      The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the fund to October 31, 2005. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

      The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from April 30, 2005, to October 31, 2005. You may use the information in this hypothetical examples to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

       High Yield              Beginning            Ending         Expenses Paid
     Securities Fund         Account Value       Account Value         During
         Class A             July 29, 2005     October 31, 2005       Period*
-------------------------    --------------    ----------------    -------------
Actual                        $  1,000.00         $   988.30           $ 3.13
Hypothetical (5% return
   before expenses, since
   inception)                    1,000.00           1,009.43             3.17

                               Beginning
                             Account Value
                             April 30, 2005
                             --------------
Hypothetical (5% return
   before expenses,
   six-month period)          $  1,000.00           1,018.82             6.38

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION. FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD FROM INCEPTION, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

Phoenix High Yield Securities Fund

       High Yield              Beginning            Ending         Expenses Paid
     Securities Fund         Account Value       Account Value         During
         Class C             July 29, 2005     October 31, 2005       Period*
-------------------------    --------------    ----------------    -------------
Actual                        $  1,000.00         $   986.50           $ 5.00
Hypothetical (5% return
   before expenses, since
   inception)                    1,000.00           1,007.54             5.07

                               Beginning
                             Account Value
                             April 30, 2005
                             --------------
Hypothetical (5% return
   before expenses,
   six-month period)          $  1,000.00           1,015.01            10.20

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION. FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD FROM INCEPTION, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix High Yield Securities Fund

--------------------------------------------------------------------------------
   TEN LARGEST HOLDINGS AT OCTOBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(e)
--------------------------------------------------------------------------------
 1.  Dow Jones CDX NA HY Series 4-T3 144A 8%, 6/29/10                       4.7%
 2.  Dow Jones CDX NA HY Series 3-1 144A 7.75%, 12/29/09                    4.7%
 3.  Dow Jones CDX NA HY Series 3-4 144A 10.50%, 12/29/09                   3.3%
 4.  Reliant Energy, Inc. 9.50%, 7/15/13                                    2.7%
 5.  Qwest Communications International, Inc. 7.50%, 2/15/14                2.6%
 6.  United Agri Products 8.25%, 12/15/11                                   2.2%
 7.  General Motors Acceptance Corp. 6.75%, 12/1/14                         1.9%
 8.  Liberty Media Corp. 5.70%, 5/15/13                                     1.9%
 9.  Intelsat Bermuda Ltd. 144A 8.625%, 1/15/15                             1.8%
10.  Owens-Brockway Glass Container, Inc. 6.75%, 12/1/14                    1.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Domestic Corporate Bonds      73%
Debt Index Securities         13
Foreign Corporate Bonds       10
Domestic Common Stocks         1
Other                          3

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                    ---------    -------------
DOMESTIC CORPORATE BONDS--73.0%

ADVERTISING--1.0%
Vertis, Inc. 144A 13.50%, 12/7/09(b) ............   $     250    $     193,750

AEROSPACE & DEFENSE--1.7%
Armor Holdings, Inc. 8.25%, 8/15/13 .............         195          211,575
Esterline Technologies Corp. 7.75%, 6/15/13 .....          40           41,900

L-3 Communications Corp. 144A
6.375%, 10/15/15(b) .............................         100           99,250
                                                                 -------------
                                                                       352,725
                                                                 -------------

AGRICULTURAL PRODUCTS--2.2%
United Agri Products 8.25%, 12/15/11 ............         430          453,650

AUTOMOTIVE RETAIL--1.0%
Pantry, Inc. (The) 7.75%, 2/15/14 ...............         200          198,000

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                    ---------    -------------
BROADCASTING & CABLE TV--7.0%
Charter Communications Holdings I LLC 144A
11%, 10/1/15(b) .................................   $      83    $      75,530

Charter Communications Operating LLC/Charter
Communications Operating Capital 144A
8.375%, 4/30/14(b) ..............................         145          146,088

DIRECTV Holdings LLC/DIRECTV Financing Co.,
Inc. 6.375%, 6/15/15 ............................         210          207,112

Echostar DBS Corp. 6.375%, 10/1/11 ..............         150          146,625
Liberty Media Corp. 5.70%, 5/15/13 ..............         415          376,450

Mediacom Broadband LLC/Mediacom Broadband
Corp. 144A 8.50%, 10/15/15(b) ...................         260          240,500

Rainbow National Services LLC 144A 8.75%,
9/1/12(b) .......................................         200          211,000
                                                                 -------------
                                                                     1,403,305
                                                                 -------------

10                       See Notes to Financial Statements

Phoenix High Yield Securities Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
BUILDING PRODUCTS--0.9%
Building Materials Corporation of America
7.75%, 8/1/14 ...................................  $      40    $      38,400

Ply Gem Industries, Inc. 9%, 2/15/12 ............        165          134,475
                                                                -------------
                                                                      172,875
                                                                -------------

CASINOS & GAMING--6.7%
MGM MIRAGE 144A 6.625%, 7/15/15(b) ..............        250          243,750
OED Corp./DIAMOND JO LLC 8.75%, 4/15/12 .........        225          219,375
Seminole Tribe of Florida 144A 5.798%,
10/1/13(b) ......................................        140          138,963
Seminole Tribe of Florida 144A 6.535%,
10/1/20(b) ......................................         85           84,121
Station Casinos, Inc. 6.875%, 3/1/16 ............        110          111,375
Station Casinos, Inc. 144A 6.875%, 3/1/16(b) ....        250          253,125

Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp. 6.625%, 12/1/14 ...........................        300          287,250
                                                                -------------
                                                                    1,337,959
                                                                -------------

COMMERCIAL PRINTING--0.7%
Cenveo Corp. 7.875%, 12/1/13 ....................        150          139,500

COMMUNICATIONS EQUIPMENT--0.9%
Dycom Industries, Inc. 144A 8.125%,
10/15/15(b) .....................................        175          176,313

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.0%
Trinity Industries, Inc. 6.50%, 3/15/14 .........        200          196,000

CONSUMER FINANCE--4.1%
Ford Motor Credit Co. 7%, 10/1/13 ...............        255          233,393
General Motors Acceptance Corp. 6.75%, 12/1/14 ..        405          387,918
General Motors Acceptance Corp. 8%, 11/1/31 .....        200          207,042
                                                                -------------
                                                                      828,353
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
SunGard Data Systems, Inc. 144A 9.125%,
8/15/13(b) ......................................        150          153,000

ELECTRIC UTILITIES--3.8%
Reliant Energy, Inc. 9.50%, 7/15/13 .............        500          535,000
Reliant Energy, Inc. 6.75%, 12/15/14 ............        205          191,675

Texas Genco LLC/Texas Genco Financing Corp.
144A 6.875%, 12/15/14(b) ........................         40           43,000
                                                                -------------
                                                                      769,675
                                                                -------------

HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp. 144A 5.625%,
9/15/12(b) ......................................         65           62,888

HEALTH CARE FACILITIES--0.7%
Insight Health Services Corp. 144A 9.174%,
11/1/11(b)(c) ...................................        150          143,625

HEALTH CARE SERVICES--2.6%
LifeCare Holdings, Inc. 144A 9.25%, 8/15/13(b) ..        160          119,200

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
HEALTH CARE SERVICES--CONTINUED
Res-Care, Inc. 144A 7.75%, 10/15/13(b) ..........  $      65    $      65,650

US Oncology Holdings, Inc. 144A 9.264%,
3/15/15(b)(c) ...................................        200          197,000

US Oncology, Inc. 10.75%, 8/15/14 ...............        135          149,512
                                                                -------------
                                                                      531,362
                                                                -------------

HOMEBUILDING--1.5%
Meritage Homes Corp. 6.25%, 3/15/15 .............        225          196,875
Technical Olympic USA, Inc. 9%, 7/1/10 ..........        100          100,000
                                                                -------------
                                                                      296,875
                                                                -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.9%
Calpine Corp. 144A 8.75%, 7/15/13(b) ............        500          345,000
NRG Energy, Inc. 8%, 12/15/13 ...................        100          109,500
TXU Corp. Series P 5.55%, 11/15/14 ..............        150          138,633
                                                                -------------
                                                                      593,133
                                                                -------------

INDUSTRIAL MACHINERY--0.6%
Chart Industries, Inc. 144A 9.125%,
10/15/15(b) .....................................         30           29,850
Gardner Denver, Inc. 144A 8%, 5/1/13(b) .........         70           73,150
Valmont Industries, Inc. 6.875%, 5/1/14 .........         25           25,625
                                                                -------------
                                                                      128,625
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--4.4%
Cincinnati Bell, Inc. 7.25%, 7/15/13 ............        150          157,125

Qwest Communications International, Inc.
7.50%, 2/15/14 . ................................        550          529,375

Telcordia Technologies, Inc. 144A 10%,
3/15/13(b) ......................................        220          194,700
                                                                -------------
                                                                      881,200
                                                                -------------

INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 144A 7.375%,
9/15/13(b) ......................................         65           64,350

LEISURE PRODUCTS--1.7%
K2, Inc. 7.375%, 7/1/14 .........................        350          344,750

MANAGED HEALTH CARE--1.5%
Coventry Health Care, Inc. 6.125%, 1/15/15 ......        290          293,625

METAL & GLASS CONTAINERS--4.4%
AEP Industries, Inc. 7.875%, 3/15/13 ............        275          262,794
Ball Corp. 6.875%, 12/15/12 .....................        255          260,100

Owens-Brockway Glass Container, Inc.
6.75%, 12/1/14 ..................................        375          354,375
                                                                -------------
                                                                      877,269
                                                                -------------

                        See Notes to Financial Statements                  11

Phoenix High Yield Securities Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
MOVIES & ENTERTAINMENT--0.9%
WMG Holdings Corp. 0%, 12/15/14(c) ..............  $     250    $     173,125

OIL & GAS EQUIPMENT & SERVICES--2.3%
Gulfmark Offshore, Inc. 7.75%, 7/15/14 ..........        315          332,325

Hornbeck Offshore Services, Inc. 144A
6.125%, 12/1/14(b) ..............................        100           98,000

Offshore Logistic, Inc. 6.125%, 6/15/13 .........         35           33,862
                                                                -------------
                                                                      464,187
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Chesapeake Energy Corp. 6.25%, 1/15/18 ..........        150          146,250
Pogo Producing Co. 144A 6.875%, 10/1/17(b) ......         35           34,825
                                                                -------------
                                                                      181,075
                                                                -------------

OIL & GAS STORAGE & TRANSPORTATION--3.9%
Ferrellgas Escrow LLC/ Ferrellgas Finance
Escrow Corp. 6.75%, 5/1/14 ......................        200          193,000

Holly Energy Partners LP 144A 6.25%, 3/1/15(b) ..        150          146,250

Pacific Energy Partners LP/ Pacific Energy
Finance Corp. 144A 6.25%, 9/15/15(b) ............        115          114,137

Suburban Propane Partners LP/ Suburban Energy
Finance Corp. 6.875%, 12/15/13 ..................        200          185,000

Targa Resources, Inc. 144A 8.50%, 11/1/13(b) ....        135          137,700
                                                                -------------
                                                                      776,087
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
American Real Estate Partners LP/American Real
Estate Finance Corp. 144A 7.125%, 2/15/13(b) ....        250          244,375

PACKAGED FOODS & MEATS--1.1%
ASG Consolidated LLC/ ASG Finance, Inc.
0%, 11/1/11(c) ..................................        275          213,125

PAPER PRODUCTS--0.4%
Blue Ridge Paper Products, Inc. 9.50%,
12/15/08 ........................................        100           92,500

PHARMACEUTICALS--0.5%
Mylan Laboratories, Inc. 144A 6.375%,
8/15/15(b) ......................................        100           99,250

PUBLISHING & PRINTING--2.7%
Cadmus Communications Corp. 8.375%, 6/15/14 .....        200          205,500
PRIMEDIA, Inc. 8.875%, 5/15/11 ..................        190          186,200
PRIMEDIA, Inc. 8%, 5/15/13 ......................        165          151,387
                                                                -------------
                                                                      543,087
                                                                -------------

RESTAURANTS--2.9%
El Pollo Loco, Inc. 9.25%, 12/15/09 .............        295          323,172
Restaurant Co. (The) 144A 10%, 10/1/13(b) .......        285          252,225
                                                                -------------
                                                                      575,397
                                                                -------------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
STEEL--2.0%
AK Steel Corp. 7.75%, 6/15/12 ...................  $     110    $      99,550
Chaparral Steel Co. 144A 10%, 7/15/13(b) ........        285          296,400
                                                                -------------
                                                                      395,950
                                                                -------------

TOBACCO--1.5%
Reynolds (R.J.) Tobacco Holdings, Inc.
144A 7.30%, 7/15/15(b) ..........................        300          300,000
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $14,989,976)                                      14,650,965
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--9.9%

BERMUDA--1.8%
Intelsat Bermuda Ltd. 144A 8.625%, 1/15/15(b) ...        350          356,125

CANADA--5.1%
CHC Helicopter Corp. 7.375%, 5/1/14 .............        200          201,500
Intrawest Corp. 7.50%, 10/15/13 .................        200          204,500

Jean Coutu Group (PJC), Inc. (The)
7.625%, 8/1/12 ..................................         65           64,187

Jean Coutu Group (PJC), Inc. (The)
8.50%, 8/1/14 ...................................         90           83,925

North American Energy Partners, Inc.
8.75%, 12/1/11 ..................................        200          189,000

Novelis, Inc. 144A 7.25%, 2/15/15(b) ............        250          229,375
Videotron Ltee 144A 6.375%, 12/15/15(b) .........         55           54,588
                                                                -------------
                                                                    1,027,075
                                                                -------------

IRELAND--0.5%
Eircom Funding 8.25%, 8/15/13 ...................         85           92,013

LUXEMBOURG--0.9%
Nell AF Sarl 144A 8.375%, 8/15/15(b) ............        190          183,350

UNITED STATES--1.6%
Kerzner International Ltd. 144A 6.75%,
10/1/15(b) ......................................        195          186,225
Ship Finance International Ltd. 8.50%,
12/15/13 ........................................        150          143,812
                                                                -------------
                                                                      330,037
                                                                -------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,054,521)                                        1,988,600
-----------------------------------------------------------------------------

12                      See Notes to Financial Statements

Phoenix High Yield Securities Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
DEBT INDEX SECURITIES--12.7%
Dow Jones CDX NA HY Series 3-1 144A
7.75%, 12/29/09(b) ..............................  $     941    $     935,798

Dow Jones CDX NA HY Series 3-4 144A
10.50%, 12/29/09(b) .............................        677          665,671

Dow Jones CDX NA HY Series 4-T3 144A
8%, 6/29/10(b) ..................................        950          948,812
-----------------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $2,597,073)                                        2,550,281
-----------------------------------------------------------------------------

                                                    SHARES
                                                   ---------
DOMESTIC COMMON STOCKS--1.3%

PACKAGED FOODS & MEATS--1.3%
B&G Foods, Inc. .................................     20,000          257,000
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $260,694)                                            257,000
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $19,902,264)                                      19,446,846
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)
                                                   ---------
SHORT-TERM INVESTMENTS--2.0%

FEDERAL AGENCY SECURITIES--2.0%
FHLB 3.65%, 11/1/05 .............................  $     400          400,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $400,000)                                            400,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $20,302,264)                                      19,846,846(a)

Other assets and liabilities, net--1.1%                               226,255
                                                                -------------
NET ASSETS--100.0%                                              $  20,073,101
                                                                =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $63,559 and gross depreciation of $498,918 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $20,282,205.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $8,636,909 or 43% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e)   Table excludes short-term investments.

                        See Notes to Financial Statements                     13

Phoenix High Yield Securities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
Investment securities at value
   (Identified cost $20,302,264)                                   $ 19,846,846
Receivables
   Interest                                                             456,089
   Receivable from adviser                                                6,588
   Fund shares sold                                                       4,188
Trustee retainer                                                          2,624
Prepaid expenses                                                         25,365
                                                                   ------------
      Total assets                                                   20,341,700
                                                                   ------------
LIABILITIES
Cash overdraft                                                            2,279
Payables
   Investment securities purchased                                      199,609
   Fund shares repurchased                                               22,620
   Professional fee                                                      16,115
   Transfer agent fee                                                     9,774
   Distribution and service fees                                          4,867
   Financial agent fee                                                    3,957
Accrued expenses                                                          9,378
                                                                   ------------
      Total liabilities                                                 268,599
                                                                   ------------
NET ASSETS                                                         $ 20,073,101
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 20,549,369
Undistributed net investment income                                      29,094
Accumulated net realized loss                                           (49,944)
Net unrealized depreciation                                            (455,418)
                                                                   ------------
NET ASSETS                                                         $ 20,073,101
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $19,086,306)                   1,954,562
Net asset value per share                                                 $9.76
Offering price per share $9.76/(1-4.75%)                                 $10.25
CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $986,795)                        101,074
Net asset value and offering price per share                              $9.76

                             STATEMENT OF OPERATIONS
                         FROM INCEPTION JULY 29, 2005 TO
                                OCTOBER 31, 2005

INVESTMENT INCOME
Interest                                                           $    334,045
Dividends                                                                 8,530
                                                                   ------------
      Total investment income                                           342,575
                                                                   ------------
EXPENSES
Investment advisory fee                                                  32,409
Service fees, Class A                                                    11,836
Distribution and service fees, Class C                                    2,515
Financial agent fee                                                      11,155
Professional                                                             16,975
Transfer agent                                                           12,779
Registration                                                              7,561
Printing                                                                  5,640
Trustees                                                                  4,026
Custodian                                                                 3,762
Miscellaneous                                                             4,564
                                                                   ------------
      Total expenses                                                    113,222
Less expenses reimbursed by investment adviser                          (48,155)
Custodian fees paid indirectly                                             (841)
                                                                   ------------
      Net expenses                                                       64,226
                                                                   ------------
NET INVESTMENT INCOME                                                   278,349
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                        (49,944)
Net change in unrealized appreciation (depreciation)
   on investments                                                      (455,418)
                                                                   ------------
NET LOSS ON INVESTMENTS                                                (505,362)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (227,013)
                                                                   ============

14                       See Notes to Financial Statements

Phoenix High Yield Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          From Inception
                                                                                         July 29, 2005 to
                                                                                         October 31, 2005
                                                                                         ----------------
FROM OPERATIONS
   Net investment income (loss)                                                          $      278,349
   Net realized gain (loss)                                                                     (49,944)
   Net change in unrealized appreciation (depreciation)                                        (455,418)
                                                                                         --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (227,013)
                                                                                         --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (238,618)
   Net investment income, Class C                                                               (10,637)
                                                                                         --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (249,255)
                                                                                         --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,955,047 shares)                                          19,544,161
   Net asset value of shares issued from reinvestment of distributions (24,102 shares)          238,618
   Cost of shares repurchased (24,587 shares)                                                  (244,047)
                                                                                         --------------
Total                                                                                        19,538,732
                                                                                         --------------
CLASS C
   Proceeds from sales of shares (100,000 shares)                                             1,000,000
   Net asset value of shares issued from reinvestment of distributions (1,074 shares)            10,637
   Cost of shares repurchased (0 shares)                                                             --
                                                                                         --------------
Total                                                                                         1,010,637
                                                                                         --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 20,549,369
                                                                                         --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     20,073,101
NET ASSETS
   Beginning of period                                                                               --
                                                                                         --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $29,094]              $   20,073,101
                                                                                         ==============

                      See Notes to Financial Statements                       15

Phoenix High Yield Securities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                  CLASS A
                                                           -------------------
                                                              FROM INCEPTION
                                                              JULY 29, 2005
                                                           TO OCTOBER 31, 2005
Net asset value, beginning of period                             $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                 0.14
   Net realized and unrealized gain (loss)                        (0.26)
                                                                -------
      TOTAL FROM INVESTMENT OPERATIONS                            (0.12)
                                                                -------
LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.12)
                                                                -------
      TOTAL DISTRIBUTIONS                                         (0.12)
                                                                -------
Change in net asset value                                         (0.24)
                                                                -------
NET ASSET VALUE, END OF PERIOD                                   $ 9.76
                                                                 ======
Total return(1)                                                   (1.17)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $19,086
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                          1.25 %(3)(5)
   Gross operating expenses                                        2.22 %(3)
   Net investment income (loss)                                    5.62 %(3)
Portfolio turnover                                                   32 %(4)

                                                                  CLASS C
                                                           -------------------
                                                              FROM INCEPTION
                                                              JULY 29, 2005
                                                           TO OCTOBER 31, 2005
Net asset value, beginning of period                             $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                 0.12
   Net realized and unrealized gain (loss)                        (0.25)
                                                                 ------
      TOTAL FROM INVESTMENT OPERATIONS                            (0.13)
                                                                 ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.11)
                                                                 ------
      TOTAL DISTRIBUTIONS                                         (0.11)
                                                                 ------
Change in net asset value                                         (0.24)
                                                                 ------
NET ASSET VALUE, END OF PERIOD                                   $ 9.76
                                                                 ======
Total return(1)                                                   (1.35)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $987
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                          2.00 %(3)(5)
   Gross operating expenses                                        2.97 %(3)
   Net investment income (loss)                                    4.81 %(3)
Portfolio turnover                                                   32 %(4)

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.
(5) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.02% lower than the ratio shown in the table.

16                       See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2005?

A: For the fiscal year ended October 31, 2005, the Fund's Class A shares returned 1.73%, Class B shares returned 0.91% and Class C shares returned 0.99%. For the same period, the Lehman Brothers Aggregate Bond Index, which is both the broad-based and style-specific fixed income index appropriate for comparison, returned 1.13%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FISCAL YEAR ENDED OCTOBER 31, 2005?

A: The broad U.S. bond market, represented by the Lehman Brothers Aggregate Bond Index, returned 1.13% for the year ended October 31, 2005. Short-term interest rates rose significantly over the course of the year, as the Federal Reserve continued its campaign to remove its accommodative policy at a measured pace. The federal funds rate increased a total of 2.0% over the reporting period, to 3.75% as of October 31, 2005. Longer-term rates, however, did not rise proportionally and 30-year Treasury bond rates declined slightly, amidst a backdrop of mixed economic indicators and the expectation that the increase in oil prices will slow the economy. As a result, the yield curve flattened substantially.

      Fixed income returns across all investment grade bond sectors were modest in this environment. Foreign high quality sovereign debt generated the strongest returns, while investment grade corporate bonds underperformed. Below investment grade issues, both corporate high yield and emerging markets bonds, outperformed all investment grade sectors, as we saw the continuation of strong and improving credit fundamentals in both sectors.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

A: The Fund performed well, benefiting from its investment in spread sectors (non-Treasury) such as emerging markets, Yankee high quality, corporate high yield and residential mortgage-backed securities. During the year, these sectors continued to offer attractive yield and total return opportunities while adding diversification to the portfolio. Within the emerging markets and Yankee high quality sectors, improving country fundamentals and upgrades by the rating agencies were supportive of these sectors. The corporate high yield sector also outperformed, helped by improving company fundamentals and investors' desire for yield in a low rate environment.

      The Fund's overweighting to the corporate high quality sector relative to its benchmark (Lehman Brothers Aggregate Bond Index) hurt performance as this was one of the worst performing sectors within the benchmark for the reporting period. Leveraged buyout activity and the overall weakness of the auto industry contributed to the underperformance of the corporate high quality sector. The portfolio was also hurt by its allocation to non-U.S. dollar-denominated issues, as the U.S. dollar unexpectedly strengthened during the year.

                                                                   NOVEMBER 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Multi-Sector Fixed Income Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 10/31/05
--------------------------------------------------------------------------------

                                                   5       10     INCEPTION    INCEPTION
                                        1 YEAR   YEARS   YEARS   TO 10/31/05      DATE
                                        ------   -----   -----   -----------   ---------
Class A Shares at NAV(2)                  1.73%   7.75%   6.41%         --            --
Class A Shares at POP(3)                 (3.10)   6.70    5.89          --            --

Class B Shares at NAV(2)                  0.91    6.94    5.61          --            --
Class B Shares with CDSC(4)              (2.90)   6.94    5.61          --            --

Class C Shares at NAV(2)                  0.99    6.97      --        3.76%     10/14/97
Class C Shares with CDSC(4)               0.99    6.97      --        3.76      10/14/97

Lehman Brothers Aggregate Bond Index      1.13    6.31    6.32      Note 5        Note 5

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5)   INDEX PERFORMANCE IS 6.16% FOR CLASS C (SINCE 10/14/97).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/95 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.

$

                                [GRAPHIC OMITTED]

                           Phoenix            Phoenix            Lehman
                        Multi-Sector       Multi-Sector         Brothers
                     Fixed Income Fund   Fixed Income Fund     Aggregate
                          Class A             Class B          Bond Index
 10/31/95                 $9,525.00         $10,000.00        $10,000.00
 10/31/96                $10,834.00         $11,284.00        $10,585.00
 10/31/97                $11,833.00         $12,234.00        $11,526.00
 10/30/98                $11,021.00         $11,315.00        $12,602.00
 10/29/99                $11,680.00         $11,897.00        $12,669.00
 10/31/00                $12,204.00         $12,333.00        $13,594.00
 10/31/01                $12,778.00         $12,819.00        $15,573.00
 10/31/02                $13,483.00         $13,426.00        $16,489.00
 10/31/03                $15,892.00         $15,704.00        $17,299.00
 10/29/04                $17,447.00         $17,116.00        $18,256.00
 10/31/05                $17,748.00         $17,272.00        $18,463.00

For information regarding the index, see the glossary on page 3.

Phoenix Multi-Sector Fixed Income Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Multi-Sector Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

      Multi-Sector           Beginning          Ending        Expenses Paid
   Fixed Income Fund       Account Value     Account Value        During
        Class A           April 30, 2005   October 31, 2005      Period*
-----------------------   --------------   ----------------   -------------
Actual                       $1,000.00         $1,013.30          $6.05
Hypothetical (5% return
   before expenses)           1,000.00          1,019.12           6.08

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.19%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 1.73%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,017.30.

      Multi-Sector           Beginning          Ending        Expenses Paid
   Fixed Income Fund       Account Value     Account Value        During
        Class B           April 30, 2005   October 31, 2005      Period*
-----------------------   --------------   ----------------   -------------
Actual                       $1,000.00         $1,008.90          $9.83
Hypothetical (5% return
  before expenses)            1,000.00          1,015.30           9.91

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.94%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 0.91%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,009.10.

      Multi-Sector           Beginning          Ending        Expenses Paid
   Fixed Income Fund       Account Value     Account Value        During
        Class C           April 30, 2005   October 31, 2005      Period*
-----------------------   --------------   ----------------   -------------
Actual                       $1,000.00         $1,009.70          $9.83
Hypothetical (5% return
  before expenses)            1,000.00          1,015.30           9.91

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.94%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 0.99%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,009.90.

      YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Multi-Sector Fixed Income Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT OCTOBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(m)
--------------------------------------------------------------------------------
 1.  FNMA 5.50%, 1/1/35                                                     2.8%
 2.  Republic of Venezuela 9.25%, 9/15/27                                   2.7%
 3.  Russian Federation 144A 5% 3/31/30                                     2.6%
 4.  Federative Republic of Brazil 11%, 8/17/40                             1.8%
 5.  Republic of Venezuela RegS 5.375%, 8/7/10                              1.8%
 6.  Republic of Argentina PIK Interest Capitalization 3.97%, 12/31/33      1.7%
 7.  Commonwealth of Australia Series 1106 6.75%, 11/15/06                  1.7%
 8.  University of Miami Exchange Revenue Taxable Series A 7.65%, 4/1/20    1.4%
 9.  First Horizon Mortgage Pass-Through Trust 04-AR4, 2A1 4.425%, 8/25/34  1.2%
10.  Mobile Mini, Inc. 9.50%, 7/1/13                                        1.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                               [GRAPHIC OMITTED]

Domestic Corporate Bonds                    38%
Foreign Government Securities               22
Foreign Corporate Bonds                     14
Agency Mortgage-Backed Securities            9
Non-Agency Mortage-Backed Securities         7
Loan Agreements                              3
Municipal Bonds                              2
Other                                        5

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------  -------------
AGENCY MORTGAGE-BACKED SECURITIES--8.8%
FNMA 4.50%, 6/1/19 ...............................   $   1,351  $   1,307,517
FNMA 5%, 8/1/20 ..................................         353        347,963
FNMA 5.50%, 4/1/34 ...............................         196        193,892
FNMA 5.50%, 6/1/34 ...............................       1,628      1,607,807
FNMA 6%, 8/1/34 ..................................       1,598      1,613,317
FNMA 5.50%, 1/1/35 ...............................       4,217      4,164,389
FNMA 5.50%, 2/1/35 ...............................       1,338      1,321,482
FNMA 5%, 7/25/35 .................................       1,285      1,280,345
FNMA 5%, 9/25/35 .................................         936        931,448

-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,989,884)                                      12,768,160
-----------------------------------------------------------------------------

MUNICIPAL BONDS--1.6%

FLORIDA--1.4%
University of Miami Exchange Taxable Series A
7.65%, 4/1/20 (MBIA Insured) .....................       2,000      2,062,780

                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------  -------------
SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A 6.72%, 6/1/25 .....   $     311  $     306,967

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,312,550)                                        2,369,747
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--0.7%
Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 ..........................       1,163      1,057,070

-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,130,134)                                        1,057,070
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--39.1%

ADVERTISING--0.3%
Lamar Media Corp. 144A 6.625%, 8/15/15(b) ........         375        379,688

AEROSPACE & DEFENSE--0.5%
L-3 Communications Corp. 6.125%, 1/15/14 .........         550        540,375
L-3 Communications Corp. 144A
6.375%, 10/15/15(b) ..............................         250        248,125
                                                                -------------
                                                                      788,500
                                                                -------------

                       See Notes to Financial Statements                      21

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
AIRLINES--2.6%
Continental Airlines, Inc. 01-1 6.703%,
12/15/22 ........................................  $     629    $     595,658
Continental Airlines, Inc. 98-1 A 6.648%,
3/15/19 .........................................        621          589,729
Delta Air Lines, Inc. 02-1, G-1 6.718%, 7/2/24 ..      1,509        1,515,007
Delta Air Lines, Inc. 02-1, G-2 6.417%, 1/2/14 ..      1,161        1,167,142
                                                                -------------
                                                                    3,867,536
                                                                -------------

AUTOMOBILE MANUFACTURERS--0.6%
DaimlerChrysler NA Holding Corp. 4.875%,
6/15/10(j) ......................................        275          266,915

Ford Motor Co. 7.45%, 7/16/31 ...................        750          555,000
                                                                -------------
                                                                      821,915
                                                                -------------

BROADCASTING & CABLE TV--1.7%
COX Communications, Inc. 5.45%, 12/15/14 ........        375          364,877

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%, 6/15/15 .................................      1,500        1,479,375

Echostar DBS Corp. 6.625%, 10/1/14 ..............        700          682,500
                                                                -------------
                                                                    2,526,752
                                                                -------------

BUILDING PRODUCTS--0.3%
Ply Gem Industries, Inc. 9%, 2/15/12 ............        500          407,500

CASINOS & GAMING--3.2%
Harrah's Operating Co., Inc. 144A 5.625%,
6/1/15(b) .......................................        875          841,151

Herbst Gaming, Inc. 8.125%, 6/1/12 ..............        500          518,750
MGM MIRAGE 8.50%, 9/15/10 .......................        250          269,375
MGM MIRAGE 144A 6.625%, 7/15/15(b) ..............        350          341,250

Mohegan Tribal Gaming Authority 6.125%,
2/15/13 .........................................        500          486,250

Penn National Gaming, Inc. 6.875%, 12/1/11 ......        490          485,713

River Rock Entertainment Authority 9.75%,
11/1/11 .........................................        250          273,750

Scientific Games Corp. 6.25%, 12/15/12 ..........        500          498,125
Station Casinos, Inc. 6.875%, 3/1/16 ............      1,000        1,012,500
                                                                -------------
                                                                    4,726,864
                                                                -------------

COMMODITY CHEMICALS--0.7%
Nova Chemicals Corp. 144A 7.561%,
11/15/13(b)(c) ..................................        975          989,625

COMMUNICATIONS EQUIPMENT--0.5%
Corning, Inc. 6.20%, 3/15/16 ....................        750          753,631

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
Case Corp. 7.25%, 1/15/16 .......................        500          460,000

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
CONSUMER FINANCE--2.0%
Ford Motor Credit Co. 7.23%, 11/2/07(c) .........  $     150    $     149,144
Ford Motor Credit Co. 8.625%, 11/1/10 ...........      1,400        1,374,301
General Motors Acceptance Corp. 7.25%, 3/2/11 ...      1,000          984,669

General Motors Acceptance Corp. 6.875%,
9/15/11 .........................................        375          364,038
                                                                -------------
                                                                    2,872,152
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
SunGard Data Systems, Inc. 144A 10.25%,
8/15/15(b) ......................................        500          498,125

DIVERSIFIED CHEMICALS--0.4%
Huntsman LLC 11.40%, 7/15/11(c) .................        500          532,500

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.5%
Adesa, Inc. 7.625%, 6/15/12 .....................        500          505,000
Mobile Mini, Inc. 9.50%, 7/1/13 .................      1,500        1,657,500
                                                                -------------
                                                                    2,162,500
                                                                -------------

DIVERSIFIED METALS & MINING--0.6%
Glencore Funding LLC 144A 6%, 4/15/14(b) ........      1,000          922,613

ELECTRIC UTILITIES--1.6%
Midwest Generation LLC 8.75%, 5/1/34 ............      1,000        1,100,000

MSW Energy Holdings II LLC/MSW Energy Finance
Co. II, Inc. Series B 7.375%, 9/1/10 ............        900          936,000

MSW Energy Holdings LLC/MSW Energy Finance
Co., Inc. 8.50%, 9/1/10 .........................        250          267,500
                                                                -------------
                                                                    2,303,500
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--0.5%
Sanmina-SCI Corp. 6.75%, 3/1/13 .................        750          705,000

FOREST PRODUCTS--0.5%
Weyerhaeuser Co. 6.75%, 3/15/12 .................        750          795,200

HEALTH CARE EQUIPMENT--0.8%
Fisher Scientific International, Inc. 6.75%,
8/15/14 .........................................      1,100        1,141,250

HEALTH CARE FACILITIES--0.7%
Concentra Operating Corp. 9.125%, 6/1/12 ........        500          517,500

IASIS Healthcare LLC/ IASIS Capital Corp. 8.75%,
6/15/14 .........................................        500          515,000
                                                                -------------
                                                                    1,032,500
                                                                -------------

HEALTH CARE SERVICES--0.8%
DaVita, Inc. 6.625%, 3/15/13 ....................        500          508,750
LifeCare Holdings, Inc. 144A 9.25%, 8/15/13(b) ..        375          279,375
Psychiatric Solutions, Inc. 7.75%, 7/15/15 ......        375          388,125
                                                                -------------
                                                                    1,176,250
                                                                -------------

22                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
HOMEBUILDING--0.8%
Horton (D.R.), Inc. 5.25%, 2/15/15 ..............  $     210    $     192,822
K. Hovnanian Enterprises, Inc. 6.375%,
12/15/14 ........................................      1,000          921,738
                                                                -------------
                                                                    1,114,560
                                                                -------------

HOTELS, RESORTS & CRUISE LINES--1.5%
La Quinta Properties, Inc. 7%, 8/15/12 ..........        405          415,125
Marriott International, Inc. 4.625%, 6/15/12 ....        500          479,115
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13 ....      1,250        1,300,000
                                                                -------------
                                                                    2,194,240
                                                                -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
AES Corp. (The) 144A 8.75%, 5/15/13(b) ..........        750          813,750

INTEGRATED TELECOMMUNICATION SERVICES--1.8%
Cincinnati Bell, Inc. 7%, 2/15/15 ...............      1,000          950,000
Citizens Communications Co. 9.25%, 5/15/11 ......        500          543,750
Qwest Corp. 8.875%, 3/15/12 .....................      1,000        1,102,500
                                                                -------------
                                                                    2,596,250
                                                                -------------

INVESTMENT BANKING & BROKERAGE--0.3%
Morgan Stanley 4.75%, 4/1/14 ....................        400          377,978

LIFE & HEALTH INSURANCE--0.5%
Protective Life Secured Trust 4.67%,
5/10/10(c) ......................................        750          728,482

MANAGED HEALTH CARE--0.5%
Coventry Health Care, Inc. 8.125%, 2/15/12 ......        750          802,500

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc. 6.875%, 5/1/12 ................        370          396,552

OIL & GAS EQUIPMENT & SERVICES--0.2%
Hornbeck Offshore Services, Inc. Series B
6.125%, 12/1/14 .................................        340          333,200

OIL & GAS EXPLORATION & PRODUCTION--2.0%
Chesapeake Energy Corp. 6.875%, 1/15/16 .........        750          763,125
Denbury Resources, Inc. 7.50%, 4/1/13 ...........        600          621,000
Pioneer Natural Resources Co. 5.875%, 7/15/16 ...        500          478,899
Pogo Producing Co. 144A 6.875%, 10/1/17(b) ......        500          497,500
Swift Energy Co. 7.625%, 7/15/11 ................        500          511,250
                                                                -------------
                                                                    2,871,774
                                                                -------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.5%
Premcor Refining Group, Inc. (The)
9.25%, 2/1/10 ...................................        750          812,812

OIL & GAS STORAGE & TRANSPORTATION--1.2%
AmeriGas Partners LP 144A 7.25%, 5/20/15(b) .....        500          520,000
Buckeye Partners LP 5.125%, 7/1/17 ..............        750          711,424

Suburban Propane Partners LP/ Suburban Energy
Finance Corp. 6.875%, 12/15/13 ..................        500          462,500
                                                                -------------
                                                                    1,693,924
                                                                -------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
American Real Estate Partners LP/American Real
Estate Finance Corp. 8.125%, 6/1/12 .............  $   1,000    $   1,032,500

PACKAGED FOODS & MEATS--1.5%
Dean Foods Co. 6.625%, 5/15/09 ..................        500          512,500
Pilgrim's Pride Corp. 9.25%, 11/15/13 ...........      1,500        1,653,750
                                                                -------------
                                                                    2,166,250
                                                                -------------

PAPER PRODUCTS--0.4%
Solo Cup Co. 8.50%, 2/15/14 .....................        755          622,875

REITS--1.9%
Centerpoint Properties Trust 5.25%, 7/15/11 .....        500          494,355
Health Care REIT, Inc. 5.875%, 5/15/15 ..........      1,000          978,114
Host Marriott LP Series O 6.375%, 3/15/15 .......        325          316,875
iStar Financial, Inc. 5.375%, 4/15/10 ...........      1,000          990,174
                                                                -------------
                                                                    2,779,518
                                                                -------------

SPECIALIZED CONSUMER SERVICES--1.2%
Service Corporation International 6%, 12/15/05 ..         24           24,060
Service Corporation International 7.70%,
4/15/09 .........................................        750          785,625
Stewart Enterprises, Inc. 144A 7.25%,
2/15/13(b) ......................................      1,000          950,000
                                                                -------------
                                                                    1,759,685
                                                                -------------

SPECIALTY CHEMICALS--0.4%
Crompton Corp. 9.875%, 8/1/12 ...................        500          562,500

SPECIALTY STORES--0.7%
Office Depot, Inc. 6.25%, 8/15/13 ...............      1,000        1,013,606

TOBACCO--0.3%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
7.30%, 7/15/15(b) ...............................        500          500,000

TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals North America, Inc. 6.50%,
2/15/12 .........................................        750          722,813

WIRELESS TELECOMMUNICATION SERVICES--0.9%
Nextel Communications, Inc. Series E 6.875%,
10/31/13 ........................................      1,250        1,308,724

-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $57,497,130)                                      57,068,094
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--7.6%

Adjustable Rate Mortgage Trust 05-3, 2A1
4.714%, 7/25/35(c) ..............................        884          873,654

Argent Net Interest Margin Trust 04-WN9 A 144A
5.19%, 10/25/34(b) ..............................        100           99,630

Asset Backed Funding Corp. Net Interest Margin
Trust 04-HE1, N1 144A 4.45%, 7/26/34(b) .........        166          165,623

                        See Notes to Financial Statements                     23

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
Bear Stearns Asset Backed Securities Net
Interest Margin 04-HE2N, A2 144A 5.50%,
3/25/34(b) ......................................  $   1,000    $     925,781

Bear Stearns Structured Products, Inc. 04-15,
A2 P.O. 144A 0%, 11/27/34(b) ....................        606          527,347

Countrywide Home Loan Mortgage Pass-Through
Trust 04-12, 12A1 4.823%, 8/25/34(c) ............      1,597        1,578,355

Countrywide Partnership Trust Net Interest
Margin 04-EC1N 144A 5%, 9/25/35(b) ..............        282          280,168

Finance America Net Interest Margin Trust 04-1
A 144A 5.25%, 6/27/34(b) ........................        253          252,758

First Franklin Net Interest Margin Trust
04-FF7A A 144A 5%, 9/27/34(b) ...................         92           91,861

First Franklin Net Interest Margin Trust
04-FF7A B 144A 6.75%, 9/27/34(b) ................        309          298,434

First Horizon Mortgage Pass-Through Trust
04-AR4, 2A1 4.425%, 8/25/34(c) ..................      1,716        1,687,992

First Horizon Mortgage Pass-Through Trust
05-AR1, 2A1 5.033%, 4/25/35(c) ..................        931          922,121

Homestar Net Interest Margin Trust 04-3, A1
144A 5.50%, 7/25/34(b) ..........................         80           80,169

Master Resecuritization Trust 05-1 144A 5%,
10/28/34(b) .....................................        614          592,881

Structured Asset Securities Corp. 03-32, 1A1
5.31%, 11/25/33(c) ..............................        686          678,701

Structured Asset Securities Corp. 05-1, 6A1 6%,
2/25/35 .........................................      1,324        1,324,109

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 ...........................        737          722,260

-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,294,337)                                      11,101,844
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--22.5%

ARGENTINA--1.8%
Republic of Argentina PIK Interest
Capitalization 8.28%, 12/31/33 ..................      2,665        2,598,504

AUSTRALIA--1.7%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 ........................................      3,270(f)     2,477,965

BRAZIL--3.1%
Federative Republic of Brazil 10.50%, 7/14/14 ...        900        1,057,050
Federative Republic of Brazil 12.50%, 1/5/16 ....      1,724(i)       723,501
Federative Republic of Brazil 11%, 8/17/40 ......      2,250        2,706,188
                                                                -------------
                                                                    4,486,739
                                                                -------------

COLOMBIA--0.4%
Republic of Colombia 10%, 1/23/12 ...............        500          591,250

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
EL SALVADOR--0.3%
Republic of El Salvador 144A 7.625%,
9/21/34(b) ......................................  $     350    $     378,875

GUATEMALA--0.5%
Republic of Guatemala 144A 8.125%, 10/6/34(b) ...        675          732,375

INDONESIA--0.3%
Republic of Indonesia 144A 6.75%, 3/10/14(b) ....        500          486,250

MEXICO--1.1%
United Mexican States 6.625%, 3/3/15 ............        500          535,250
United Mexican States 6.75%, 9/27/34 ............      1,000        1,045,000
                                                                -------------
                                                                    1,580,250
                                                                -------------

NEW ZEALAND--1.1%
Commonwealth of New Zealand Series 206
6.50%, 2/15/06 ..................................      2,195(h)     1,534,926

PANAMA--0.6%
Republic of Panama 9.375%, 1/16/23 ..............        750          915,000

PERU--0.9%
Republic of Peru 8.375%, 5/3/16 .................        500          566,250
Republic of Peru 7.35%, 7/21/25 .................        225          228,375
Republic of Peru 8.75%, 11/21/33 ................        500          577,500
                                                                -------------
                                                                    1,372,125
                                                                -------------

PHILIPPINES--1.0%
Republic of Philippines 8%, 1/15/16 .............        500          503,750
Republic of Philippines 10.625%, 3/16/25 ........        300          347,625
Republic of Philippines 9.50%, 2/2/30 ...........        500          528,750
                                                                -------------
                                                                    1,380,125
                                                                -------------

RUSSIA--2.7%
Russian Federation 144A 5%, 3/31/30(b)(c) .......      3,500        3,893,750

TURKEY--2.2%
Republic of Turkey 11.50%, 1/23/12 ..............        750          950,625
Republic of Turkey 7%, 6/5/20 ...................        500          490,000
Republic of Turkey 7.375%, 2/5/25 ...............      1,100        1,094,500
Republic of Turkey 11.875%, 1/15/30 .............        500          727,500
                                                                -------------
                                                                    3,262,625
                                                                -------------

URUGUAY--0.3%
Republic of Uruguay 7.50%, 3/15/15 ..............        500          492,500

VENEZUELA--4.5%
Republic of Venezuela 9.25%, 9/15/27 ............      3,425        3,998,687
Republic of Venezuela RegS 5.375%, 8/7/10(e) ....      2,750        2,633,125
                                                                -------------
                                                                    6,631,812
                                                                -------------

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $32,010,046)                                      32,815,071
-----------------------------------------------------------------------------

24                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
FOREIGN CORPORATE BONDS(d)--14.3%

CANADA--3.0%
Cascades, Inc. 7.25%, 2/15/13 ...................  $     750    $     671,250
CHC Helicopter Corp. 7.375%, 5/1/14 .............        685          690,137
Domtar, Inc. 7.125%, 8/15/15 ....................        500          425,000
Norske Skog Canada Ltd. 7.375%, 3/1/14 ..........        750          671,250
Rogers Cable, Inc. 7.875%, 5/1/12 ...............      1,000        1,065,000

Rogers Wireless Communications, Inc. 8%,
12/15/12 ........................................        300          318,750

Rogers Wireless Communications, Inc. 6.375%,
3/1/14 ..........................................        575          576,438
                                                                -------------
                                                                    4,417,825
                                                                -------------

CHILE--0.6%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ......................................        915          872,601

FRANCE--0.5%
Compagnie Generale de Geophysique SA 144A
7.50%, 5/15/15(b) ...............................        750          780,000

GERMANY--0.9%
Aries Vermoegensverwaltung GmbH 144A 9.60%,
10/25/14(b) .....................................        750          961,875

Aries Vermoegensverwaltung GmbH 144A 7.75%,
10/25/09(b) .....................................        250(g)       345,678
                                                                -------------
                                                                    1,307,553
                                                                -------------

INDONESIA--0.5%
Freeport-McMoRan Copper & Gold, Inc. 10.125%,
2/1/10 ..........................................        675          745,875

JAPAN--0.5%
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(c) ......        750          725,306

KAZAKHSTAN--2.5%

Kazkommerts International BV 144A 7.875%,
4/7/14(b) .......................................      1,000        1,006,250

Kazkommerts International BV RegS 10.125%,
5/8/07(e) .......................................        500          532,600

Tengizchevroil Finance Co. 144A 6.124%,
11/15/14(b) .....................................      1,000        1,007,500

TuranAlem Finance BV 144A 7.875%, 6/2/10(b) .....      1,000        1,028,750
                                                                -------------
                                                                    3,575,100
                                                                -------------

LUXEMBOURG--0.6%
Lighthouse International Co. SA 144A 8%,
4/30/14(b) ......................................        400(g)       504,548

Nell AF Sarl 144A 8.375%, 8/15/15(b) ............        375          361,875
                                                                -------------
                                                                      866,423
                                                                -------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
MALAYSIA--0.5%
Malaysia International Shipping Corp. Capital
Ltd. 144A 6.125%, 7/1/14(b) .....................  $     750    $     785,624

MEXICO--1.4%
America Movil SA de CV 5.50%, 3/1/14 ............      1,000          970,645

Pemex Project Funding Master Trust 9.125%,
10/13/10 ........................................        500          575,500

Pemex Project Funding Master Trust 144A 5.75%,
12/15/15(b) .....................................        500          486,125
                                                                -------------
                                                                    2,032,270
                                                                -------------

RUSSIA--1.0%
Gazprom OAO 144A 9.625%, 3/1/13(b) ..............        750          902,813

OJSC Vimpel Communications 144A 8.375%,
10/22/11(b) .....................................        500          519,250
                                                                -------------
                                                                    1,422,063
                                                                -------------

SINGAPORE--0.4%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10 ...................................        570          557,306

SWEDEN--0.9%
Stena AB 7%, 12/1/16 ............................      1,500        1,357,500

UKRAINE--0.3%
Kyivstar GSM 144A 7.75%, 4/27/12(b) .............        375          375,000

UNITED STATES--0.7%
Crown European Holdings SA 10.25%, 3/1/11 .......        750(g)     1,031,417

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,625,415)                                      20,851,863
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.7%

PHARMACEUTICALS--0.7%
Par Pharmaceutical Cos., Inc. Cv. 2.875%,
9/30/10 .........................................      1,250        1,034,375

-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,006,262)                                        1,034,375
-----------------------------------------------------------------------------

LOAN AGREEMENTS--3.5%

AIRPORT SERVICES--0.8%
Worldspan LP Tranche 6.95%, 2/11/10(c) ..........      1,080        1,063,800

BROADCASTING & CABLE TV--0.5%
Charter Communications Operating LLC Tranche
B 6.90%, 4/27/11(c) .............................        750          752,813

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Sungard Data Systems, Inc. Tranche 6.20%,
1/22/13(c) ......................................      1,000        1,008,125

                        See Notes to Financial Statements                     25

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
DEPARTMENT STORES--0.7%
Neiman-Marcus Group, Inc. (The) Tranche 6.706%,
4/6/13(c) .......................................  $   1,000    $   1,006,250

PAPER PRODUCTS--0.8%
NewPage Corp. Tranche B 7.09%, 5/1/11(c) ........      1,200        1,207,500
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $5,054,787)                                        5,038,488
-----------------------------------------------------------------------------

                                                     SHARES
                                                   ---------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(l) .............    137,550            1,100

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(k)(l) ......................      3,650            5,840

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,366)                                              6,940
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $144,676,911)                                    144,111,652
-----------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
SHORT-TERM INVESTMENTS--4.1%

COMMERCIAL PAPER(n)--4.1%
UBS Finance Delaware LLC 4%, 11/1/05 ............   $  5,990    $   5,990,000

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,990,000)                                        5,990,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.9%
(IDENTIFIED COST $150,666,911)                                    150,101,652(a)

Other assets and liabilities, net--(2.9)%                          (4,163,122)
                                                                -------------
NET ASSETS--100.0%                                              $ 145,938,530
                                                                =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,668,041 and gross depreciation of $3,401,342 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $150,834,953.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $27,250,299 or 18.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(f)   Par value represents Australian Dollar.
(g)   Par value represents Euro.
(h)   Par value represents New Zealand Dollar.
(i)   Par value represents Brazilian Real.
(j)   All or a portion segregated as collateral for forward currency contracts.
(k) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2005, this security amounted to a value of $5,840 or 0.0% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(l)   Non-income producing.
(m)   Table excludes short-term investments.
(n)   The rate shown is the discount rate.

26                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
Investment securities at value
   (Identified cost $150,666,911)                               $  150,101,652
Cash                                                                    60,819
Receivables
   Interest                                                          2,126,793
   Investment securities sold                                          764,262
   Fund shares sold                                                    344,770
Trustee retainer                                                         2,624
Prepaid expenses                                                        29,629
                                                                --------------
       Total assets                                                153,430,549
                                                                --------------
LIABILITIES
Payables
   Investment securities purchased                                   6,592,833
   Fund shares repurchased                                             242,462
   Dividend distributions                                              247,403
   Investment advisory fee                                              68,571
   Distribution and service fees                                        51,505
   Transfer agent fee                                                   47,298
   Financial agent fee                                                   9,541
Unrealized depreciation on forward currency contracts                  175,090
Accrued expenses                                                        57,316
                                                                --------------
       Total liabilities                                             7,492,019
                                                                --------------
NET ASSETS                                                      $  145,938,530
                                                                ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $  214,415,455
Distributions in excess of net investment income                       (36,785)
Accumulated net realized loss                                      (67,697,939)
Net unrealized depreciation                                           (742,201)
                                                                --------------
NET ASSETS                                                      $  145,938,530
                                                                ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $113,885,166)                10,713,070
Net asset value per share                                               $10.63
Offering price per share $10.63/(1-4.75%)                               $11.16

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,878,531)                  1,590,093
Net asset value and offering price per share                            $10.61

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,174,833)                  1,422,128
Net asset value and offering price per share                            $10.67

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
Interest                                                        $    9,789,149
Foreign taxes withheld                                                  (7,787)
                                                                --------------
       Total investment income                                       9,781,362
                                                                --------------
EXPENSES
Investment advisory fee                                                819,983
Service fees, Class A                                                  290,837
Distribution and service fees, Class B                                 192,380
Distribution and service fees, Class C                                 135,150
Financial agent fee                                                    116,737
Transfer agent                                                         244,716
Custodian                                                               50,655
Professional                                                            45,518
Registration                                                            39,870
Trustees                                                                34,696
Printing                                                                27,440
Miscellaneous                                                           39,550
                                                                --------------
       Total expenses                                                2,037,532
Custodian fees paid indirectly                                          (3,199)
                                                                --------------
       Net expenses                                                  2,034,333
                                                                --------------

NET INVESTMENT INCOME                                                7,747,029
                                                                --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     2,227,644
Net realized loss on foreign currency transactions                    (911,686)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (6,561,508)
Net change in unrealized appreciation (depreciation) on
   foreign currency transactions and translation                      (182,133)
                                                                --------------
NET LOSS ON INVESTMENTS                                             (5,427,683)
                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    2,319,346
                                                                ==============

                        See Notes to Financial Statements                     27

Phoenix Multi-Sector Fixed Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year Ended          Year Ended
                                                                                    October 31, 2005    October 31, 2004
                                                                                    ----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                     $      7,747,029    $      9,096,201
   Net realized gain (loss)                                                                1,315,958           2,945,252
   Net change in unrealized appreciation (depreciation)                                   (6,743,641)          1,442,680
                                                                                    ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             2,319,346          13,484,133
                                                                                    ----------------    ----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                         (7,657,999)         (7,502,513)
   Net investment income, Class B                                                         (1,103,450)         (1,383,640)
   Net investment income, Class C                                                           (758,327)           (566,344)
                                                                                    ----------------    ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (9,519,776)         (9,452,497)
                                                                                    ----------------    ----------------

FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,094,099 and 1,679,493 shares, respectively)           23,025,090          18,382,468
   Net asset value of shares issued from reinvestment of distributions
      (417,320 and 428,154 shares, respectively)                                           4,573,386           4,689,349
   Cost of shares repurchased (2,201,518 and 2,151,019 shares, respectively)             (24,153,844)        (23,524,062)
                                                                                    ----------------    ----------------
Total                                                                                      3,444,632            (452,245)
                                                                                    ----------------    ----------------

CLASS B
   Proceeds from sales of shares (320,540 and 193,378 shares, respectively)                3,511,100           2,109,866
   Net asset value of shares issued from reinvestment of distributions
      (55,296 and 73,387 shares, respectively)                                               605,558             802,074
   Cost of shares repurchased (722,667 and 801,732 shares, respectively)                  (7,920,354)         (8,728,801)
                                                                                    ----------------    ----------------
Total                                                                                     (3,803,696)         (5,816,861)
                                                                                    ----------------    ----------------

CLASS C
   Proceeds from sales of shares (683,901 and 436,766 shares, respectively)                7,563,018           4,834,782
   Net asset value of shares issued from reinvestment of distributions
      (34,137 and  31,235 shares, respectively)                                              374,879             342,665
   Cost of shares repurchased (274,601 and 308,417 shares, respectively)                  (3,013,567)         (3,368,366)
                                                                                    ----------------    ----------------
Total                                                                                      4,924,330           1,809,081
                                                                                    ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               4,565,266          (4,460,025)
                                                                                    ----------------    ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                  (2,635,164)           (428,389)

NET ASSETS
   Beginning of period                                                                   148,573,694         149,002,083
                                                                                    ----------------    ----------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
      UNDISTRIBUTED NET INVESTMENT INCOME OF ($36,785) AND $1,726,423,
      RESPECTIVELY]                                                                 $    145,938,530    $    148,573,694
                                                                                    ================    ================

28                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS A
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31
                                              ----------------------------------------------------------------
                                                 2005         2004       2003(5)      2002(4)(5)      2001(5)
Net asset value, beginning of period             $11.16       $10.85       $ 9.82         $10.03        $10.44
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.59(2)      0.69(2)      0.71           0.72          0.82
   Net realized and unrealized gain (loss)        (0.40)        0.34         0.99          (0.18)        (0.34)
                                                 ------       ------       ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.19         1.03         1.70           0.54          0.48
                                                 ------       ------       ------         ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.72)       (0.72)       (0.67)         (0.74)        (0.86)
   Tax return of capital                             --           --           --          (0.01)        (0.03)
                                                 ------       ------       ------         ------        ------
     TOTAL DISTRIBUTIONS                          (0.72)       (0.72)       (0.67)         (0.75)        (0.89)
                                                 ------       ------       ------         ------        ------
Change in net asset value                         (0.53)        0.31         1.03          (0.21)        (0.41)
                                                 ------       ------       ------         ------        ------
NET ASSET VALUE, END OF PERIOD                   $10.63       $11.16       $10.85         $ 9.82        $10.03
                                                 ======       ======       ======         +=====        ======
Total return(1)                                    1.73%        9.78%       17.73%          5.52%         4.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $113,885     $116,079     $113,345       $107,782      $115,278

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.20%        1.18%        1.24%          1.26%(3)      1.27%
   Net investment income                           5.36%        6.30%        6.68%          7.14%         8.59%
Portfolio turnover                                  136%         156%         204%           156%          210%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) For the period ended October 31, 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and increase the ratio of net investment income to average net assets from 7.33% to 7.42%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03, and $0.03 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.18%, 0.28% and 0.31% for the periods ended October 31, 2003, 2002 and 2001, respectively.

                        See Notes to Financial Statements                     29

Phoenix Multi-Sector Fixed Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS B
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31
                                              ----------------------------------------------------------------
                                                 2005         2004       2003(5)      2002(4)(5)      2001(5)
Net asset value, beginning of period             $11.13       $10.82       $ 9.80         $10.01        $10.42
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.50(2)      0.61(2)      0.63           0.64          0.75
   Net realized and unrealized gain (loss)        (0.40)        0.33         0.98          (0.18)        (0.34)
                                                 ------      -------       ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.10         0.94         1.61           0.46          0.41
                                                 ------      -------       ------         ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.62)       (0.63)       (0.59)         (0.66)        (0.79)
   Tax return of capital                             --           --           --          (0.01)        (0.03)
                                                 ------      -------       ------         ------        ------
     TOTAL DISTRIBUTIONS                          (0.62)       (0.63)       (0.59)         (0.67)        (0.82)
                                                 ------      -------       ------         ------        ------
Change in net asset value                         (0.52)        0.31         1.02          (0.21)        (0.41)
                                                 ------      -------       ------         ------        ------
NET ASSET VALUE, END OF PERIOD                   $10.61       $11.13       $10.82         $ 9.80        $10.01
                                                 ======      =======       ======         ======        ======
Total return(1)                                    0.91%        8.99%       16.84%          4.74%         3.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $16,879      $21,554      $26,754        $28,982       $38,037
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.95%        1.93%        1.99%          2.01%(3)      2.01%
   Net investment income                           4.61%        5.56%        5.94%          6.41%         7.91%
Portfolio turnover                                  136%         156%         204%           156%          210%

                                                                           CLASS C
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31
                                              ----------------------------------------------------------------
                                                 2005         2004       2003(6)      2002(4)(6)      2001(6)
Net asset value, beginning of period             $11.18       $10.87       $ 9.84         $10.04        $10.45
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.51(2)      0.61(2)      0.64           0.65          0.74
   Net realized and unrealized gain (loss)        (0.40)        0.33         0.98          (0.18)        (0.33)
                                                 ------       ------       ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.11         0.94         1.62           0.47          0.41
                                                 ------       ------       ------         ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.62)       (0.63)       (0.59)         (0.66)        (0.79)
   Tax return of capital                             --           --           --          (0.01)        (0.03)
                                                 ------       ------       ------         ------        ------
     TOTAL DISTRIBUTIONS                          (0.62)       (0.63)       (0.59)         (0.67)        (0.82)
                                                 ------       ------       ------         ------        ------
Change in net asset value                         (0.51)        0.31         1.03          (0.20)        (0.41)
                                                 ------       ------       ------         ------        ------
NET ASSET VALUE, END OF PERIOD                   $10.67       $11.18       $10.87         $ 9.84        $10.04
                                                 ======       ======       ======         ======        ======
Total return(1)                                    0.99%        8.95%       16.99%          4.71%         3.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $15,175      $10,941       $8,902         $5,922        $6,147
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.95%        1.93%        2.00%(3)       2.01%(3)      2.02%
   Net investment income                           4.62%        5.56%        5.93%          6.39%         7.87%
Portfolio turnover                                  136%         156%         204%           156%          210%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) For the periods ended October 31, 2003 and 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01 for class B and class C, decrease net realized and unrealized gains and losses per share by $0.01 for class B and class C, and increase the ratio of net investment income to average net assets from 6.61% to 6.69% for class B and from 6.57% to 6.66% for class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03 and $0.03 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.16%, 0.26% and 0.31% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03 and $0.03 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.18%, 0.27% and 0.31% for the periods ended October 31, 2003, 2002 and 2001, respectively.

30                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2005?

A: For the fiscal year ended October 31, 2005, the Fund's Class A shares returned 1.64%, Class B shares returned 1.12%, Class C shares returned 1.15% and Class T shares returned 0.84%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 1.13%, and the Merrill Lynch Short Term Medium Quality Corporate Bonds Index, which is the Fund's style-specific index appropriate for comparison, returned 1.12%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FISCAL YEAR ENDED OCTOBER 31, 2005?

A: The broad U.S. bond market, represented by the Lehman Brothers Aggregate Bond Index, returned 1.13% for the year ended October 31, 2005. Short-term interest rates rose significantly over the course of the year, as the Federal Reserve continued its campaign to remove its accommodative policy at a measured pace. The federal funds rate increased a total of 2.0% over the reporting period, to 3.75% as of October 31, 2005. Longer-term rates, however, did not rise proportionally and 30-year Treasury bond rates declined slightly, amidst a backdrop of mixed economic indicators and the expectation that the increase in oil prices will slow the economy. As a result, the yield curve flattened substantially.

      Fixed income returns across all investment grade bond sectors were modest in this environment. Foreign high quality sovereign debt generated the strongest returns, while investment grade corporate bonds underperformed. Below investment grade issues, both corporate high yield and emerging markets bonds, outperformed all investment grade sectors, as we saw the continuation of strong and improving credit fundamentals in both sectors.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

A: The Fund performed well, benefiting from its investment in spread sectors (non-Treasury) such as emerging markets, Yankee high quality, corporate high yield and residential mortgage-backed securities. During the year, these sectors continued to offer attractive yield and total return opportunities while adding diversification to the portfolio. Within the emerging markets and Yankee high quality sectors, improving country fundamentals and upgrades by the rating agencies were supportive of these sectors. The corporate high yield sector also outperformed, helped by improving company fundamentals and investors' desire for yield in a low rate environment.

      The Fund's overweighting to the corporate high quality sector relative to its benchmark (Lehman Brothers Aggregate Bond Index) hurt performance as this was one of the worst performing sectors within the benchmark for the reporting period. Leveraged buyout activity and the overall weakness of the auto industry contributed to the underperformance of the corporate high quality sector.

                                                                   NOVEMBER 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 10/31/05
--------------------------------------------------------------------------------

                                                      5      10      INCEPTION    INCEPTION
                                           1 YEAR   YEARS   YEARS   TO 10/31/05     DATE
                                           ------   -----   -----   -----------   ---------
Class A Shares at NAV(2)                     1.64%   6.43%   6.49%         --           --
Class A Shares at POP with CDSC (3),(4)     (0.65)   5.95    6.25          --           --

Class B Shares at NAV(2)                     1.12    5.96    5.95          --           --
Class B Shares with CDSC(4)                 (0.34)   5.96    5.95          --           --

Class C Shares at NAV(2)                     1.15    6.32      --        5.10%     10/1/97

Class T Shares at NAV(2)                     0.84      --      --        2.88       6/2/03
Class T Shares with CDSC(4)                  0.84      --      --        2.88       6/2/03

Lehman Brothers Aggregate Bond Index         1.13    6.31    6.32      Note 5       Note 5

Merrill Lynch Short Term Medium Quality
Corporate Bonds Index                        1.12    5.29    5.76      Note 6       Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 2.25% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 2% TO 0% OVER A THREE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL CLASS T SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX PERFORMANCE IS 6.14% FOR CLASS C (SINCE 10/1/97) AND 2.28% FOR CLASS T (SINCE 6/2/03).
(6) INDEX PERFORMANCE IS 5.49% FOR CLASS C (SINCE 9/30/97) AND 1.98% FOR CLASS T (SINCE 6/2/03).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/95 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 2.25% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 2% to 0% over a three year period. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.

                                [GRAPHIC OMITTED]

               Phoenix Multi-Sector    Phoenix Multi-Sector         Lehman                Merrill Lynch Short Term
               Short Term Bond Fund    Short Term Bond Fund         Brothers              Medium Quality Corporate
                      Class A                 Class B         Aggregate Bond Index              Bonds Index
10/31/1995           $9,775.00             $10,000.00              $10,000.00                   $10,000.00
10/31/1996          $10,843.00             $11,037.00              $10,585.00                   $10,671.00
10/31/1997          $11,935.00             $12,088.00              $11,526.00                   $11,442.00
10/30/1998          $12,037.00             $12,103.00              $12,602.00                   $12,260.00
10/29/1999          $12,707.00             $12,713.00              $12,669.00                   $12,782.00
10/31/2000          $13,428.00             $13,342.00              $13,594.00                   $13,532.00
10/31/2001          $14,798.00             $14,636.00              $15,573.00                   $15,122.00
10/31/2002          $15,570.00             $15,358.00              $16,489.00                   $15,631.00
10/31/2003          $17,091.00             $16,780.00              $17,299.00                   $16,813.00
10/29/2004          $18,064.00             $17,646.00              $18,256.00                   $17,316.00
10/29/2005          $18,359.00             $17,844.00              $18,463.00                   $17,510.00

For information regarding the indexes, see the glossary on page 3.

Phoenix Multi-Sector Short Term Bond Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Multi-Sector Short Term Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class C shares are sold without a sales charge. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

     Multi-Sector               Beginning           Ending         Expenses Paid
 Short Term Bond Fund         Account Value      Account Value        During
       Class A               April 30, 2005    October 31, 2005       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $ 1,000.00         $ 1,010.60           $ 5.18
Hypothetical (5% return
  before expenses)               1,000.00           1,019.99             5.22

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.02%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 1.64%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,016.40.

     Multi-Sector               Beginning           Ending         Expenses Paid
Short Term Bond Fund          Account Value      Account Value        During
       Class B               April 30, 2005    October 31, 2005       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $ 1,000.00         $ 1,008.10           $ 7.65
Hypothetical (5% return
  before expenses)               1,000.00           1,017.49             7.71

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.51%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 1.12%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,011.20.

     Multi-Sector               Beginning           Ending         Expenses Paid
Short Term Bond Fund          Account Value      Account Value        During
       Class C               April 30, 2005    October 31, 2005       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $ 1,000.00         $ 1,007.20           $ 6.38
Hypothetical (5% return
  before expenses)               1,000.00           1,018.77             6.44

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.26%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 1.15%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,011.50.

Phoenix Multi-Sector Short Term Bond Fund

     Multi-Sector               Beginning           Ending         Expenses Paid
 Short Term Bond Fund         Account Value      Account Value        During
       Class T               April 30, 2005    October 31, 2005       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $ 1,000.00         $ 1,006.70           $ 8.92
Hypothetical (5% return
  before expenses)               1,000.00           1,016.20             9.01

* EXPENSES ARE EQUAL TO THE FUND'S CLASS T ANNUALIZED EXPENSE RATIO OF 1.76%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS T RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 0.84%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,008.40.

      YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------
   TEN LARGEST HOLDINGS AT OCTOBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(k)
--------------------------------------------------------------------------------
 1.  Republic of Venezuela RegS 5.375%, 8/7/10                              2.3%
 2.  Federative Republic of Brazil 9.25%, 10/22/10                          1.4%
 3.  Commonwealth of New Zealand Series 206 6.50%, 2/15/06                  1.3%
 4.  Commonwealth of Australia Series 1106 6.75%, 11/15/06                  1.3%
 5.  Republic of Venezuela 10.75%, 9/19/13                                  1.3%
 6.  Gazstream SA 144A 5.625%, 7/22/13                                      1.0%
 7.  Countrywide Alternative Loan 5.493%, 10/1/35                           1.0%
 8.  Federative Republic of Brazil 10.50%, 7/14/14                          0.9%
 9.  FNMA 5%, 8/25/35                                                       0.8%
10.  Countrywide Home Loan Mortgage Pass-Through Trust 05-HYB6,
     2A2 5.329%, 10/20/35                                                   0.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Domestic Corporate Bonds                     26%
Foreign Government Securities                19
Non-Agency Mortgage Backed Securities        17
Agency Mortgage-Backed Securities            12
Asset-Backed Securities                       7
Foreign Corporate Bonds                       7
Loan Agreements                               5
Other                                         7

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

                                                       PAR VALUE
                                                         (000)         VALUE
                                                      ----------   -------------
U.S. GOVERNMENT SECURITIES--0.8%

U.S. TREASURY NOTES--0.8%
U.S. Treasury Note 3.875%, 9/15/10 ................   $    6,000   $   5,842,968
U.S. Treasury Note 4.25%, 10/15/10 ................        5,000       4,956,445

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $10,898,214)                                         10,799,413
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--12.4%

FHLMC 6%, 8/1/34 ..................................        4,494       4,540,659
FNMA 5.50%, '17-'35 ...............................       66,568      66,156,500
FNMA 6%, '17-'34 ..................................       18,331      18,500,805
FNMA 4.50%, 4/1/18 ................................        2,315       2,242,541
FNMA 5%, '18-'35 ..................................       65,931      65,300,683
FNMA 4%, 6/1/20 ...................................        9,830       9,319,496
GNMA 6.50%, '31-'32 ...............................        1,168       1,212,599

--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $169,784,411)                                       167,273,283
--------------------------------------------------------------------------------

                                                       PAR VALUE
                                                         (000)         VALUE
                                                      ----------   -------------
MUNICIPAL BONDS--2.3%

CALIFORNIA--0.5%
Fresno County Pension Obligation Taxable
6.06%, 8/15/09 (FGIC Insured) .....................   $    1,915   $   1,990,030

San Bernardino County Financing Authority Pension
Obligation Taxable 6.87%, 8/1/08 (MBIA Insured) ...          250         262,937

Sonoma County Pension Obligation Taxable
Series A 2.43%, 12/1/06 (FGIC Insured) ............        2,615       2,556,476

Ventura County Pension Obligation Taxable
6.58%, 11/1/06 (FSA Insured) ......................        1,750       1,783,635
                                                                   -------------
                                                                       6,593,078
                                                                   -------------

CONNECTICUT--0.3%
Mashantucket Western Pequot Tribe Taxable
Series A 6.91%, 9/1/12 (MBIA Insured) .............        4,000       4,331,520

36                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
FLORIDA--0.1%
Collier County Water-Sewer District Taxable
Series A 2. 625%, 7/1/07 (FSA Insured) ..........  $   1,325    $   1,289,331

MAINE--0.0%
Lewiston Pension Obligation Taxable 5%,
12/15/06 (FGIC Insured) .........................        500          502,235

NEW YORK--0.5%
New York State Dormitory Authority Higher
Education Taxable Series B 3.35%, 12/15/09 ......      2,500        2,347,250

Sales Tax Asset Receivable Taxable Series B
3.83%, 10/15/09 (FGIC Insured) ..................      5,000        4,816,800
                                                                -------------
                                                                    7,164,050
                                                                -------------

PENNSYLVANIA--0.7%
Philadelphia Authority for Industrial
Development Pension Funding Retirement
Systems Taxable Series A 5.69%, 4/15/07
(MBIA Insured) ..................................      1,000        1,013,270

Philadelphia School District Taxable Series C
4.11%, 7/1/08 (FSA Insured) .....................      2,470        2,425,960

Philadelphia School District Taxable Series C
4.20%, 7/1/09 (FSA Insured) .....................      2,570        2,509,400

Philadelphia School District Taxable Series C
4.29%, 7/1/10 (FSA Insured) .....................      2,255        2,190,845

Philadelphia School District Taxable Series C
4.43%, 7/1/11 (FSA Insured) .....................      1,015          984,773
                                                                -------------
                                                                    9,124,248
                                                                -------------

SOUTH DAKOTA--0.0%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A 6.72%, 6/1/25 ....        158          155,448

TEXAS--0.1%
Texas State Veterans Taxable Series A 7.625%,
12/1/06 .........................................        695          716,969

WASHINGTON--0.1%
Washington State Housing Trust Fund Taxable
Series T 5%, 7/1/08 .............................      1,000        1,006,610

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $31,643,755)                                      30,883,489
-----------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------    -------------
ASSET-BACKED SECURITIES--7.4%

Associates Manufactured Housing Pass
Through Certificates 96-1, A5 7.60%, 3/15/27 ....  $   1,350     $  1,370,526

Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18 ...................      3,698        3,360,941

Carmax Auto Owner Trust 05-1 C 4.82%,
10/15/11 ........................................      4,135        4,087,285

Carmax Auto Owner Trust 05-2, A4 4.34%,
9/15/10 .........................................      5,100        5,055,375

Carssx Finance Ltd. 04-AA, B3 144A 7.32%,
1/15/11(b)(c) ...................................      3,235        3,275,829

Chase Funding Mortgage Loan Asset Backed
Certificates 03-6, 1A4 4.499%, 8/25/30 ..........      5,000        4,886,008

Conseco Finance Securitizations Corp. 00-6, A4
6.77%, 9/1/32 ...................................        432          434,154

Conseco Finance Securitizations Corp. 02-2, A2
6.03%, 3/1/33 ...................................      3,772        3,780,034

DaimlerChrysler Auto Trust 05-A B 3.88%,
7/8/11 ..........................................      5,750        5,592,967

Drive Auto Receivables Trust 04-1, A3 144A
3.50%, 8/15/08(b) ...............................      4,000        3,960,920

Drive Auto Receivables Trust 05-1, A4 4.01%,
1/16/12(c) ......................................      4,000        3,904,680

Drivetime Auto Owner Trust 04-A, A3 144A
2.419%, 8/15/08(b)(c) ...........................      2,000        1,965,781

FMAC Loan Receivables Trust 97-B A 144A 6.85%,
9/15/19(b) ......................................      1,890        1,739,713

FMAC Loan Receivables Trust 98-CA, A2 144A
6.66%, 1/15/12(b) ...............................      7,531        7,304,176

GMAC Mortgage Corp. Loan Trust 05-HE2, A3
4.622%, 11/25/35(c) .............................      5,000        4,940,625

Great America Leasing Receivables 05-1,
A4 144A 4.97%, 8/20/10(b) .......................      6,700        6,691,625

Green Tree Financial Corp. 96-1, B1 6.95%,
3/15/27 .........................................      2,546        1,799,847

Green Tree Financial Corp. 98-8, M1 6.98%,
9/1/30 ..........................................      8,025        3,731,625

Long Beach Auto Receivables Trust 04-A, A2
2.841%, 7/15/10(c) ..............................      3,000        2,909,063

Long Grove Collateral Loan Obligation Ltd.
04-1A C 144A 6.236%, 5/25/16(b)(c) ..............      1,600        1,627,520

Long Grove Collateral Loan Obligation Ltd.
04-1A D 144A 10.586%, 5/25/16(b)(c) .............        500          527,300

M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11 .......      2,500        2,436,844

                        See Notes to Financial Statements                     37

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
Onyx Acceptance Owners Trust 03-D, A4 3.20%,
3/15/10 .........................................  $   2,000    $   1,967,657

Renaissance Home Equity Loan Trust 05-1, AF2
4.263%, 5/25/35(c) ..............................      2,889        2,851,985

Renaissance Home Equity Loan Trust 05-3, AF3
4.814%, 11/25/35(c) .............................      1,600        1,575,382

Renaissance Home Equity Loan Trust 05-3, AF4
5.14%, 11/25/35(c) ..............................      5,380        5,250,544

Residential Asset Mortgage Products, Inc.
03-RS3, AI4 5.67%, 4/25/33(c) ...................      5,000        5,039,508

Structured Asset Securities Corp. 05-7XS,
1A2B 5.27%, 4/25/35(c) ..........................      7,161        7,097,735

-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $100,497,548)                                     99,165,649
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--26.6%

AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp. 144A 6.375%,
10/15/15(b) .....................................      1,500        1,488,750
Northrop Grumman Corp. 4.079%, 11/16/06 .........      2,000        1,983,994
                                                                -------------
                                                                    3,472,744
                                                                -------------

AGRICULTURAL PRODUCTS--0.0%
Corn Products International, Inc. 8.25%,
7/15/07 .........................................        500          525,579

AIRLINES--2.5%
Continental Airlines, Inc. 01-1 6.703%,
12/15/22 ........................................      1,436        1,358,425

Continental Airlines, Inc. 98-1 A 6.648%,
3/15/19 .........................................      3,994        3,790,959

Delta Air Lines, Inc. 02-1, G-1 6.718%,
7/2/24 ..........................................      7,357        7,383,565

Delta Air Lines, Inc. 02-1, G-2 6.417%,
1/2/14 ..........................................      7,071        7,103,988

JetBlue Airways Corp. 04-1 8.12%, 3/15/08(c) ....      7,538        7,612,544

JetBlue Airways Corp. 04-2 C 6.89%,
5/15/10(c) ......................................      4,000        3,960,000

Northwest Airlines, Inc. 00-1 8.072%, 4/1/21 ....      2,207        2,238,379
                                                                -------------
                                                                   33,447,860
                                                                -------------

ALTERNATIVE CARRIERS--0.2%
Time Warner Telecom Holdings, Inc. 7.79%,
2/15/11(c) ......................................      2,350        2,408,750

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Jones Apparel Group, Inc. 4.25%, 11/15/09 .......      2,775        2,606,077

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
APPLICATION SOFTWARE--0.2%
Activant Solutions, Inc. 144A 10.054%,
4/1/10(b)(c) ....................................  $   2,850    $   2,928,375

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10 ............      2,370        2,321,801

AUTOMOBILE MANUFACTURERS--0.5%
American Honda Finance Corp. 144A 4.25%,
3/11/08(b) ......................................      6,000        5,925,696

DaimlerChrysler NA Holding Corp. 4.875%,
6/15/10 .........................................      1,150        1,115,054
                                                                -------------
                                                                    7,040,750
                                                                -------------

AUTOMOTIVE RETAIL--0.4%
AutoNation, Inc. 9%, 8/1/08 .....................      5,000        5,425,000

BROADCASTING & CABLE TV--1.0%
Comcast Cable Communications, Inc. 6.20%,
11/15/08 ........................................      2,000        2,058,856

COX Communications, Inc. 3.875%, 10/1/08 ........      1,000          964,077
COX Communications, Inc. 6.75%, 3/15/11 .........      4,000        4,198,124
CSC Holdings, Inc. 7.25%, 7/15/08 ...............        625          634,375

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
8.375%, 3/15/13 .................................        650          706,875

Echostar DBS Corp. 7.304%, 10/1/08(c) ...........      2,500        2,562,500
Echostar DBS Corp. 6.375%, 10/1/11 ..............      2,000        1,955,000

Emmis Communications Corp. 9.746%, 6/15/12(c) ...        500          503,750

PanAmSat Corp. 6.375%, 1/15/08 ..................        480          482,400
                                                                -------------
                                                                   14,065,957
                                                                -------------

BUILDING PRODUCTS--0.1%
Masco Corp. 4.625%, 8/15/07 .....................      1,125        1,116,542

CASINOS & GAMING--0.7%
GTECH Holdings Corp. 4.75%, 10/15/10 ............      1,500        1,346,277
Harrah's Operating Co., Inc. 7.125%, 6/1/07 .....        500          514,956
Harrah's Operating Co., Inc. 5.50%, 7/1/10 ......      1,500        1,489,555
MGM MIRAGE 6.75%, 8/1/07 ........................        300          304,500
MGM MIRAGE 6.75%, 2/1/08 ........................      1,200        1,212,000
MGM MIRAGE 8.50%, 9/15/10 .......................      2,250        2,424,375

Mohegan Tribal Gaming Authority 6.375%,
7/15/09 .........................................      1,500        1,507,500
                                                                -------------
                                                                    8,799,163
                                                                -------------

COMMODITY CHEMICALS--0.6%
Lyondell Chemical Co. 9.50%, 12/15/08 ...........      3,000        3,157,500

Nova Chemicals Corp. 144A 7.561%,
11/15/13(b)(c) ..................................      4,409        4,475,135
                                                                -------------
                                                                    7,632,635
                                                                -------------

38                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
COMMUNICATIONS EQUIPMENT--0.8%
Corning, Inc. 6.30%, 3/1/09 .....................  $   4,500    $   4,623,286
Lucent Technologies, Inc. 5.50%, 11/15/08 .......      5,750        5,764,375
                                                                -------------
                                                                   10,387,661
                                                                -------------
CONSUMER FINANCE--3.3%
Capital One Financial Corp. 4.80%, 2/21/12 ......      3,250        3,108,823
Ford Motor Credit Co. 6.50%, 1/25/07 ............         66           65,217
Ford Motor Credit Co. 7.23%, 11/2/07(c) .........      1,560        1,550,239
Ford Motor Credit Co. 6.625%, 6/16/08 ...........      2,500        2,397,385
Ford Motor Credit Co. 8.625%, 11/1/10 ...........      9,525        9,340,777
General Electric Capital Corp. 6.125%,
2/22/11 .........................................      3,000        3,143,802

General Motors Acceptance Corp. 6.125%,
9/15/06 .........................................      5,516        5,501,007

General Motors Acceptance Corp. 5.11%,
9/23/08(c) ......................................      2,000        1,940,728

General Motors Acceptance Corp. 6.875%,
9/15/11 .........................................      4,340        4,213,129

General Motors Acceptance Corp. 6.75%,
12/1/14 .........................................        900          862,040

Household Finance Corp. 4.125%, 11/16/09 ........      2,000        1,931,690
MBNA Corp. 4.625%, 9/15/08 ......................      2,300        2,281,181
SLM Corp. 4.45%, 2/1/10(c) ......................      8,000        7,731,360
Southern Capital Corp. 144A 5.70%, 6/30/23(b) ...        334          335,019
                                                                -------------
                                                                   44,402,397
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Convergys Corp. 4.875%, 12/15/09 ................      3,000        2,852,085
First Data Corp. 5.625%, 11/1/11 ................      1,750        1,792,368

SunGard Data Systems, Inc. 144A 8.525%,
8/15/13(b)(c) ...................................        250          257,500
                                                                -------------
                                                                    4,901,953
                                                                -------------

DIVERSIFIED BANKS--0.3%
Bank of America Corp. 7.40%, 1/15/11(j) .........      3,000        3,311,757
Wells Fargo & Co. 3.125%, 4/1/09 ................      1,500        1,416,123
                                                                -------------
                                                                    4,727,880
                                                                -------------

DIVERSIFIED CAPITAL MARKETS--0.4%
Deutsche Bank AG NY Series GS 2.54%,
3/22/12(c) ......................................      5,000        4,800,500

DIVERSIFIED CHEMICALS--0.1%
Huntsman LLC 11.40%, 7/15/11(c) .................      1,000        1,065,000

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp. 4.75%,
1/13/12 .........................................      1,120        1,080,742

EDUCATION SERVICES--0.1%
Harvard University 8.125%, 4/15/07 ..............      1,000        1,049,150

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
ELECTRIC UTILITIES--1.0%
Commonwealth Edison Co. Series 102 4.74%,
8/15/10 .........................................  $   1,000    $     972,547

Consumers Energy Co. Series H 4.80%,
2/17/09 .........................................      2,000        1,980,360

Entergy Gulf States, Inc. 3.60%, 6/1/08 .........      3,500        3,357,550

MSW Energy Holdings II LLC/MSW Energy
Finance Co. II, Inc. Series B 7.375%, 9/1/10 ....      1,500        1,560,000

MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc. 8.50%, 9/1/10 .................      1,500        1,605,000

PPL Capital Funding Trust I Series A 4.33%,
3/1/09 ..........................................      4,250        4,127,090
                                                                -------------
                                                                   13,602,547
                                                                -------------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. Series B
5.75%, 2/15/11 ..................................      2,200        2,062,500

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
IMC Global, Inc. 10.875%, 8/1/13 ................      1,000        1,165,000

FOOD RETAIL--0.4%
Albertson's, Inc. 6.95%, 8/1/09 .................        500          502,371
Kroger Co. (The) 8.05%, 2/1/10 ..................      2,000        2,174,714
Safeway, Inc. 4.125%, 11/1/08 ...................      2,000        1,936,622
Safeway, Inc. 6.50%, 11/15/08 ...................      1,000        1,034,724
                                                                -------------
                                                                    5,648,431
                                                                -------------
FOREST PRODUCTS--0.4%
Weyerhaeuser Co. 6.75%, 3/15/12 .................      4,990        5,283,896

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.625%,
9/15/12(b) ......................................      1,200        1,161,000

HEALTH CARE EQUIPMENT--0.6%
Fisher Scientific International, Inc. 6.75%,
8/15/14 .........................................      1,800        1,867,500

Fisher Scientific International, Inc. 144A
6.125%, 7/1/15(b) ...............................      2,125        2,119,687

Hillenbrand Industries, Inc. 4.50%, 6/15/09 .....      4,000        3,907,268
                                                                -------------
                                                                    7,894,455
                                                                -------------
HEALTH CARE FACILITIES--0.4%
HCA, Inc. 5.25%, 11/6/08 ........................      3,500        3,450,048
Manor Care, Inc. 8%, 3/1/08 .....................      1,666        1,764,227
                                                                -------------
                                                                    5,214,275
                                                                -------------

HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc. 7.25%, 8/15/13 .....      1,000        1,083,060
Quest Diagnostics, Inc. 6.75%, 7/12/06 ..........        500          506,291

                         See Notes to Financial Statements                    39

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
HEALTH CARE SERVICES--CONTINUED
US Oncology Holdings, Inc. 144A 9.264%,
3/15/15(b)(c) ...................................  $   1,000    $     985,000
                                                                -------------
                                                                    2,574,351
                                                                -------------

HOMEBUILDING--0.4%
Horton (D.R.), Inc. 4.875%, 1/15/10 .............      2,500        2,413,962
Horton (D.R.), Inc. 9.375%, 3/15/11 .............      1,500        1,591,433
Ryland Group, Inc. (The) 8%, 8/15/06 ............      1,870        1,911,755
                                                                -------------
                                                                    5,917,150
                                                                -------------

HOTELS, RESORTS & CRUISE LINES--0.1%
Marriott International, Inc. 4.625%, 6/15/12 ....      1,000          956,889

HOUSEWARES & SPECIALTIES--0.1%
Newell Rubbermaid, Inc. 4%, 5/1/10 ..............      2,000        1,883,476

INTEGRATED OIL & GAS--0.1%
Conoco Funding Co. 5.45%, 10/15/06 ..............      1,000        1,006,412
Texaco Capital, Inc. 5.50%, 1/15/09 .............      1,035        1,067,648
                                                                -------------
                                                                    2,074,060
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--1.6%
AT&T Corp. 9.05%, 11/15/11 ......................      2,200        2,442,000
Citizens Communications Co. 9.25%, 5/15/11 ......      2,500        2,718,750
MCI, Inc. 7.688%, 5/1/09 ........................      7,400        7,686,750
Qwest Corp. 5.625%, 11/15/08 ....................      1,000          995,000
Qwest Corp. 7.875%, 9/1/11 ......................      1,950        2,052,375
Qwest Corp. 8.875%, 3/15/12 .....................      2,000        2,205,000

Verizon Communications, Inc. 7.51%, 4/1/09 ......      3,500        3,732,974
                                                                -------------
                                                                   21,832,849
                                                                -------------

INVESTMENT BANKING & BROKERAGE--0.1%
Lehman Brothers Holdings, Inc. 4.375%,
11/30/10 ........................................      1,500        1,452,126

LIFE & HEALTH INSURANCE--0.5%
Jackson National Life Global Funding 144A
4.45%, 2/10/10(b)(c) ............................      5,750        5,476,875

Protective Life Secured Trust 4.67%,
5/10/10(c) ......................................      1,000          970,060
                                                                -------------
                                                                    6,446,935
                                                                -------------

MANAGED HEALTH CARE--0.2%
Cigna Corp. 7.40%, 5/15/07 ......................      2,000        2,069,910
Coventry Health Care, Inc. 8.125%, 2/15/12 ......      1,000        1,070,000
                                                                -------------
                                                                    3,139,910
                                                                -------------

METAL & GLASS CONTAINERS--0.1%
Ball Corp. 6.875%, 12/15/12 .....................      1,100        1,122,000

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.125%, 4/15/06 ...............  $   1,000    $   1,005,923
Time Warner, Inc. 6.875%, 5/1/12 ................      1,500        1,605,537
                                                                -------------
                                                                    2,611,460
                                                                -------------

MULTI-LINE INSURANCE--0.1%
ASIF Global Financing XXIII 144A 3.90%,
10/22/08(b) .....................................      2,000        1,940,136

MULTI-UTILITIES & UNREGULATED POWER--0.1%
Pacific Gas & Electric Co. 3.60%, 3/1/09 ........      2,000        1,912,258

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10 .................      1,225        1,250,453

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Denbury Resources, Inc. 7.50%, 4/1/13 ...........      1,000        1,035,000

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.6%
Premcor Refining Group, Inc. (The) 9.25%,
2/1/10 ..........................................      2,000        2,157,500

Premcor Refining Group, Inc. (The) 6.125%,
5/1/11 ..........................................      1,300        1,334,125

Tesoro Corp. 8%, 4/15/08 ........................        750          783,750
Valero Energy Corp. 6.125%, 4/15/07 .............      1,700        1,727,406
Valero Energy Corp. 3.50%, 4/1/09 ...............      2,750        2,603,843
                                                                -------------
                                                                    8,606,624
                                                                -------------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Enterprise Products Operating LP Series B 4%,
10/15/07 ........................................      2,750        2,689,305

Williams Cos., Inc. (The) 7.125%, 9/1/11 ........      2,500        2,590,625
                                                                -------------
                                                                    5,279,930
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bosphorus Financial Services Ltd. 144A
5.59%, 2/15/12(b)(c) ............................      2,000        1,969,796

MassMutual Global Funding II 144A 3.50%,
3/15/10(b) ......................................      1,750        1,640,891

New York Life Global Funding 144A 3.875%,
1/15/09(b) ......................................      2,000        1,941,658

Principal Life Global Funding I 144A 4.40%,
10/1/10(b) ......................................      1,500        1,454,827

Textron Financial Corp. 4.60%, 5/3/10 ...........      3,200        3,138,237
                                                                -------------
                                                                   10,145,409
                                                                -------------

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5.50%, 3/15/07 ................        500          504,111
Dean Foods Co. 6.625%, 5/15/09 ..................      3,345        3,428,625
                                                                -------------
                                                                    3,932,736
                                                                -------------

40                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
PAPER PACKAGING--0.2%
Packaging Corporation of America 4.375%,
8/1/08 ..........................................  $   3,000    $   2,905,269

PAPER PRODUCTS--0.4%
Bowater, Inc. 6.87%, 3/15/10(c) .................      4,850        4,753,000
Georgia-Pacific Corp. 7.375%, 7/15/08 ...........      1,100        1,149,500
                                                                -------------
                                                                    5,902,500
                                                                -------------

PROPERTY & CASUALTY INSURANCE--0.4%
Berkley (WR) Corp. 5.125%, 9/30/10 ..............      2,000        1,976,070

Berkshire Hathaway Finance Corp. 4.20%,
12/15/10 ........................................      3,000        2,896,968
                                                                -------------
                                                                    4,873,038
                                                                -------------

PUBLISHING & PRINTING--0.4%
Dex Media West LLC/Dex Media Finance Co.
5.875%, 11/15/11 ................................      2,750        2,770,625

Dex Media West LLC/Dex Media Finance Co.
Series B 8.50%, 8/15/10 .........................      2,400        2,502,000
                                                                -------------
                                                                    5,272,625
                                                                -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Colonial Realty LP 4.80%, 4/1/11 ................      5,000        4,786,415

REGIONAL BANKS--0.0%
PNC Funding Corp. 5.75%, 8/1/06 .................        400          402,887

REITS--0.9%
Heritage Property Investment Trust 4.50%,
10/15/09 ........................................      2,750        2,656,624

iStar Financial, Inc. 5.375%, 4/15/10 ...........      4,725        4,674,008
Kimco Realty Corp. 4.82%, 8/15/11 ...............      1,100        1,075,837
Simon Property Group LP 4.60%, 6/15/10 ..........      3,825        3,735,461

Ventas Realty LP/Ventas Capital Corp. 6.75%,
6/1/10 ..........................................        250          253,750
                                                                -------------
                                                                   12,395,680
                                                                -------------

SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%, 9/15/09 .....      1,000          983,383

SPECIALIZED CONSUMER SERVICES--0.2%
Service Corporation International 6%,
12/15/05 ........................................         24           24,060

Service Corporation International 7.70%,
4/15/09 .........................................      2,000        2,095,000

Service Corporation International 7.70%,
4/15/09 .........................................      1,000        1,047,500
                                                                -------------
                                                                    3,166,560
                                                                -------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 4.75%, 12/15/10 .................  $   3,500    $   3,442,572

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. 4.625%, 10/1/09 ..................      1,750        1,705,678

THRIFTS & MORTGAGE FINANCE--0.4%
Countrywide Home Loans, Inc. 5.625%,
7/15/09 .........................................      4,000        4,058,592

Golden West Financial Corp. 4.125%, 8/15/07 .....      1,000          989,475
                                                                -------------
                                                                    5,048,067
                                                                -------------

TOBACCO--0.6%
Philip Morris Capital Corp. 7.50%, 7/16/09 ......      3,500        3,713,500

Reynolds (R.J.) Tobacco Holdings, Inc. 144A
6.50%, 7/15/10(b) ...............................      4,000        3,950,000
                                                                -------------
                                                                    7,663,500
                                                                -------------

TRADING COMPANIES & DISTRIBUTORS--0.3%
United Rentals North America, Inc. 6.50%,
2/15/12 .........................................      4,500        4,336,875

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series E 6.875%,
10/31/13 ........................................      4,140        4,330,734

-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $363,478,858)                                    357,568,155
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--17.5%
Adjustable Rate Mortgage Trust 05-3, 2A1
4.714%, 7/25/35(c) ..............................      4,643        4,586,682

Asset Backed Funding Corp. Net Interest Margin
Trust 04-HE1, N1 144A 4.45%, 7/26/34(b) .........        802          799,560

Asset Backed Securities Corp. Net Interest
Margin Trust 04-HE9, A1 144A 5%, 12/25/34(b) ....        887          882,828

Asset Securitization Corp. 96-D3, A1C 7.40%,
10/13/26 ........................................      1,732        1,774,825

Bear Stearns Asset Backed Securities Net
Interest Margin 03-HE1N, N2 144A 6.50%,
1/25/34(b) ......................................      1,890        1,858,106

Bear Stearns Asset Backed Securities Net
Interest Margin 04-HE1N, A2 144A 5.50%,
2/25/34(b) ......................................      2,800        2,645,125

Bear Stearns Asset Backed Securities Net
Interest Margin 04-HE2N, A2 144A 5.50%,
3/25/34(b) ......................................      1,850        1,712,695

Bear Stearns Asset Backed Securities Net
Interest Margin 04-HE5N, A3 5%, 7/25/34 .........      2,200        2,097,219

                         See Notes to Financial Statements                    41

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
Bear Stearns Structured Products, Inc. 04-5
A P.O. 144A 0%, 2/25/34(b) ......................  $   2,639    $   2,458,372

Bear Stearns Structured Products, Inc. 04-15,
A2 P.O. 144A 0%, 11/27/34(b) ....................      8,596        7,483,680

Bear Stearns Structured Products, Inc. 04-6
P.O. 0%, 2/25/34 ................................      3,075        2,891,160

Bear Stearns Structured Products, Inc. 05-10
144A 6.551%, 4/26/35(b)(c) ......................      4,659        4,616,712

Centex Home Equity 05-A, AF4 4.72%,
10/25/31(c) .....................................      3,750        3,674,070

Chase Mortgage Finance Corp. 04-S1 M 5.098%,
2/25/19(c) ......................................      2,271        2,205,546

Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
3/25/34 .........................................      5,281        5,287,145

Commercial Mortgage Acceptance Corp. 99-C1,
A2 7.03%, 6/15/31 ...............................        300          317,145

Countrywide Alternative Loan 5.493%, 10/1/35 ....     13,487       13,434,316

Countrywide Asset-Backed Certificates 04-14N
N 144A 5%, 6/25/36(b) ...........................      1,955        1,942,383

Countrywide Home Loan Mortgage Pass-Through
Trust 02-34, B2 5.75%, 1/25/33 ..................      1,728        1,705,951

Countrywide Home Loan Mortgage Pass-Through
Trust 02-36, B2 6%, 1/25/33 .....................      1,728        1,708,456

Countrywide Home Loan Mortgage Pass-Through
Trust 04-12, 12A1 4.823%, 8/25/34(c) ............      7,027        6,940,368

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 .................      8,065        8,022,743

Countrywide Home Loan Mortgage Pass-Through
Trust 05-HYB6, 2A2 5.329%, 10/20/35(c) ..........     10,479       10,418,219

Countrywide Partnership Trust Net Interest
Margin 04-EC1N 144A 5%, 9/25/35(b) ..............        526          522,981

Credit-Based Asset Servicing and Securitization
5.12%, 7/25/35(c) ...............................      6,000        5,931,106

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ..............................      6,000        5,831,435

CS First Boston Mortgage Securities Corp.
01-CK1, A2 6.25%, 12/16/35 ......................        475          484,628

CS First Boston Mortgage Securities Corp.
04-1, 1A1 5.75%, 2/25/34 ........................      3,088        3,090,075

CS First Boston Mortgage Securities Corp.
97-C2 B 6.72%, 1/17/35 ..........................      3,500        3,619,886

CS First Boston Mortgage Securities Corp.
98-C1 B 6.59%, 5/17/40 ..........................      1,200        1,247,785

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
DLJ Commercial Mortgage Corp. 98-CF2, A1B
6.24%, 11/12/31 .................................  $     145    $     149,877

First Franklin Net Interest Margin Trust
04-FF7A A 144A 5%, 9/27/34(b) ...................        897          892,533

First Franklin Net Interest Margin Trust
04-FF7A B 144A 6.75%, 9/27/34(b) ................      1,392        1,342,954

First Horizon Mortgage Pass-Through
Trust 03-2, 1A12 5.75%, 4/25/33 .................      3,920        3,915,644

First Horizon Mortgage Pass-Through Trust
04-AR4, 2A1 4.425%, 8/25/34(c) ..................      4,233        4,161,068

First Horizon Mortgage Pass-Through Trust
05-AR1, 2A1 5.033%, 4/25/35(c) ..................      5,037        4,987,837

First Plus Home Loan Trust 97-3, M2 7.52%,
11/10/23 ........................................        100          100,209

GE-WMC Mortgage Securities Net Interest
Margin 05-1, N1 144A 5.682%, 11/25/35(b) ........      2,752        2,751,530

GMAC Commercial Mortgage Securities, Inc.
97-C2, A3 6.566%, 4/15/29 .......................      2,202        2,260,101

GMAC Mortgage Corp. Loan Trust 03-GH2, A2
3.69%, 7/25/20 ..................................        973          967,500

GS Mortgage Securities Corp. II 99-C1, A2
6.11%, 11/18/30(c) ..............................        224          230,089

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) .........      2,667        2,661,331

GSAMP Trust Net Interest Margin 04-1, N1
144A 5.50%, 9/25/34(b) ..........................        953          952,503

GSAP 05-4A, N1 144A 6.83%, 7/27/45(b)(c) ........      4,429        4,428,736

GSR Mortgage Loan Trust 04-10F, B4 5.539%,
9/25/34(c) ......................................      1,758        1,582,180

GSR Mortgage Loan Trust 04-10F, B5 5.539%,
9/25/34(c) ......................................      1,757        1,314,991

GSR Mortgage Loan Trust 04-10F, B6 5.539%,
9/25/34(c) ......................................      1,171          503,568

Harborview Mortgage Loan Trust 05-9, B5 5%,
6/20/35(c) ......................................      5,691        5,690,862

Harborview Mortgage Loan Trust 05-9, B6
5.15%, 6/20/35(c) ...............................      4,750        4,749,885

Home Equity Asset Trust 02-5N A 144A 8%,
6/27/33(b) ......................................         64           63,547

Home Equity Asset Trust 03-6N A 144A
6.50%, 3/27/34(b) ...............................         12           11,870

Home Equity Asset Trust 03-8N A 144A 5%,
5/27/34(b) ......................................         51           50,392

Homestar Net Interest Margin Trust 04-3, A1
144A 5.50%, 7/25/34(b) ..........................        535          534,459

42                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
JPMorgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33 .....  $     500    $     525,298

Master Resecuritization Trust 4.75%, 3/28/34 ....      4,951        4,870,900

Master Resecuritization Trust 04-1 144A
4.75%, 7/28/33(b) ...............................      1,188        1,128,703

Master Resecuritization Trust 04-2 144A
5.25%, 3/28/34(b) ...............................      4,159        3,957,793

Master Resecuritization Trust 04-3 144A 5%,
3/28/34(b) ......................................      2,905        2,761,313

Master Resecuritization Trust 05-1 144A 5%,
10/28/34(b) .....................................      3,684        3,557,289

Master Resecuritization Trust 05-2 144A
4.75%, 3/28/34(b) ...............................      3,157        3,004,207

Park Place Securities Net Interest Margin Trust
04-MCW1 B 144A 7.385%, 9/25/34(b) ...............      1,750        1,745,625

PNC Mortgage Acceptance Corp. 00-C2, A2
7.30%, 10/12/33 .................................        250          270,304

RAAC Series 05-SP1, 1A1 5%, 9/25/34 .............      4,286        4,125,539

Residential Asset Mortgage Products, Inc.
03-RS6, AI3 3.08%, 12/25/28 .....................        264          261,839

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.897%, 3/25/35(c) ...................      4,597        4,534,060

Residential Funding Mortgage Securities II, Inc.
05-HI2, A3 4.46%, 5/25/35 .......................      4,750        4,652,031

Sharp SP 1 LLC Net Interest Margin Trust
05-HE2N, NA 144A 5.50%, 4/25/35(b) ..............      1,371        1,371,368

Sharp SP I LLC Net Interest Margin Trust
04-FM1N N 144A 6.16%, 9/25/33(b) ................         73           72,775

Sharp SP I LLC Net Interest Margin Trust
04-OP1N, NA 144A 5.19%, 4/25/34(b) ..............        382          381,147

Starwood Commercial Mortgage Trust
99-C1A, A1 144A 6.60%, 2/3/14(b) ................      1,259        1,291,471

Structured Asset Securities Corp. 03-32, 1A1
5.30%, 11/25/33(c) ..............................      5,782        5,718,890

Structured Asset Securities Corp. 05-1, 6A1
6%, 2/25/35 .....................................      6,618        6,616,408

Washington Mutual, Inc. 00-1, M3 5.788%,
1/25/40(c) ......................................      1,389        1,400,438

Wells Fargo Mortgage Backed Securities Trust
04-R, 2A1 4.364%, 9/25/34(c) ....................      7,614        7,454,986

Wells Fargo Mortgage Backed Securities Trust
04-BB, A1 4.572%, 1/25/35(c) ....................      4,396        4,303,281

Wells Fargo Mortgage Backed Securities Trust
04-EE, 2A3 3.989%, 1/25/35(c) ...................      5,210        5,053,906

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 .....................  $   6,572    $   6,436,040

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.11%, 6/25/35(c) .................      5,000        4,857,813

-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $238,554,379)                                    234,848,292
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--19.1%

AUSTRALIA--1.3%
Commonwealth of Australia Series 1106
6.75%, 11/15/06 .................................     22,915(g)    17,362,985

BRAZIL--4.1%
Federative Republic of Brazil 9.25%, 10/22/10 ...     17,375       19,121,187
Federative Republic of Brazil 5.25%,
4/15/12(c) ......................................      4,780        4,674,829
Federative Republic of Brazil 5.25%,
4/15/12(c) ......................................      6,691        6,536,564
Federative Republic of Brazil 10.25%, 6/17/13 ...      8,475        9,873,375
Federative Republic of Brazil 10.50%, 7/14/14 ...     10,870       12,766,815
Federative Republic of Brazil 12.50%, 1/5/16 ....      6,726(h)     2,822,662
                                                                -------------
                                                                   55,795,432
                                                                -------------

BULGARIA--0.1%
Republic of Bulgaria RegS 8.25%, 1/15/15(e) .....      1,225        1,470,000

CHILE--0.4%
Republic of Chile 5.625%, 7/23/07 ...............      1,250        1,265,750
Republic of Chile 4.63%, 1/28/08(c) .............      4,000        4,018,000
                                                                -------------
                                                                    5,283,750
                                                                -------------

COLOMBIA--0.7%
Republic of Colombia 8.625%, 4/1/08 .............      1,500        1,605,000
Republic of Colombia 9.75%, 4/23/09 .............      3,500        3,935,750
Republic of Colombia 10%, 1/23/12 ...............      3,000        3,547,500
                                                                -------------
                                                                    9,088,250
                                                                -------------

COSTA RICA--0.3%
Republic of Costa Rica 144A 9%, 3/1/11(b) .......      4,000        4,460,000

ECUADOR--0.1%
Republic of Ecuador RegS 12%, 11/15/12(e) .......        750          746,250

INDONESIA--0.1%
Republic of Indonesia 7.75%, 8/1/06 .............        800          816,000

MEXICO--2.0%
United Mexican States 8.375%, 1/14/11 ...........      5,050        5,744,375
United Mexican States 7.50%, 1/14/12 ............      9,000        9,972,000
United Mexican States 6.375%, 1/16/13 ...........      5,000        5,237,500
United Mexican States 5.875%, 1/15/14 ...........      6,000        6,096,000
                                                                -------------
                                                                   27,049,875
                                                                -------------

                         See Notes to Financial Statements                    43

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
NEW ZEALAND--1.3%
Commonwealth of New Zealand Series 206
6.50%, 2/15/06 ..................................     25,850(f) $  18,075,428

PANAMA--0.2%
Republic of Panama 8.25%, 4/22/08 ...............  $   2,500        2,665,625

PERU--0.3%
Republic of Peru 8.375%, 5/3/16 .................        500          566,250
Republic of Peru 9.125%, 1/15/08 ................      3,000        3,255,000
                                                                -------------
                                                                    3,821,250
                                                                -------------

PHILIPPINES--0.9%
Republic of Philippines 8.375%, 3/12/09 .........      8,000        8,490,000
Republic of Philippines 8.375%, 2/15/11 .........      4,180        4,373,325
                                                                -------------
                                                                   12,863,325
                                                                -------------

RUSSIA--1.5%
Ministry Finance of Russia Series VI 3%,
5/14/06 .........................................      4,500        4,449,802

Russian Federation RegS 10%, 6/26/07(e) .........      3,750        4,039,125
Russian Federation RegS 8.25%, 3/31/10(e) .......      7,280        7,769,944
Russian Federation RegS 5%, 3/31/30(c)(e) .......      3,000        3,334,688
                                                                -------------
                                                                   19,593,559
                                                                -------------

TURKEY--1.6%
Republic of Turkey 10.50%, 1/13/08 ..............      8,600        9,503,000
Republic of Turkey 11.75%, 6/15/10 ..............      4,050        4,991,625
Republic of Turkey 11.50%, 1/23/12 ..............      3,475        4,404,563
Republic of Turkey RegS 10%, 9/19/07(e) .........      2,000        2,157,400
                                                                -------------
                                                                   21,056,588
                                                                -------------

UKRAINE--0.1%
Republic of Ukraine RegS 11%, 3/15/07(e) ........      1,400        1,472,485

VENEZUELA--4.1%
Republic of Venezuela 10.75%, 9/19/13 ...........     14,030       17,151,675
Republic of Venezuela 8.50%, 10/8/14 ............      7,000        7,647,500
Republic of Venezuela RegS 5.375%, 8/7/10(e) ....     32,200       30,831,500
                                                                -------------
                                                                   55,630,675
                                                                -------------

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $255,329,081)                                    257,251,477
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--6.6%

AUSTRALIA--0.1%
Westfield Capital Corp. 144A 4.375%,
11/15/10(b) .....................................      1,800        1,737,490

BERMUDA--0.2%
Intelsat Bermuda Ltd. 144A 8.695%,
1/15/12(b)(c) ...................................      2,000        2,035,000

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
BRAZIL--0.2%
Petrobras International Finance Co. 9.125%,
7/2/13 ..........................................  $   1,900    $   2,175,500

CANADA--0.2%
Rogers Wireless Communications, Inc. 7.25%,
12/15/12 ........................................      1,000        1,055,000

Rogers Wireless Communications, Inc. 8%,
12/15/12 ........................................        700          743,750

Thomson Corp. (The) 4.25%, 8/15/09 ..............      1,000          971,121
                                                                -------------
                                                                    2,769,871
                                                                -------------

GERMANY--0.8%
Aries Vermoegensverwaltung GmbH 144A
5.527%, 10/25/07(b)(c) ..........................      1,250(i)     1,574,840

Aries Vermoegensverwaltung GmbH 144A
7.75%, 10/25/09(b) ..............................      1,500(i)     2,074,071

Aries Vermoegensverwaltung GmbH RegS
9.60%, 10/25/14(e) ..............................      5,000        6,418,795

Deutsche Telekom International Finance BV
8.50%, 6/15/10 ..................................      1,000        1,115,932
                                                                -------------
                                                                   11,183,638
                                                                -------------

HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A
5.45%, 11/24/10(b) ..............................      2,000        2,010,710

INDIA--0.2%
Vedanta Resources plc 144A 6.625%, 2/22/10(b) ...      2,620        2,537,832

INDONESIA--0.1%
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10 .................................      1,000        1,105,000

IRELAND--0.1%
Smurfit Capital Funding plc 6.75%, 11/20/05 .....      1,500        1,498,125

ITALY--0.1%
Telecom Italia Capital S.p.A. 4%, 11/15/08 ......      2,000        1,935,100

KAZAKHSTAN--0.6%
Kazkommerts International BV 144A 7.875%,
4/7/14(b) .......................................      1,000        1,006,250

Kazkommerts International BV 144A 10.125%,
5/8/07(b) .......................................      2,750        2,925,312

Kazkommerts International BV RegS 10.125%,
5/8/07(e) .......................................      2,250        2,385,450

TuranAlem Finance BV 144A 7.875%, 6/2/10(b) .....      1,500        1,535,625
                                                                -------------
                                                                    7,852,637
                                                                -------------

LUXEMBOURG--0.1%
Lighthouse International Co. SA 144A 8%,
4/30/14(b) ......................................      1,250(i)     1,576,713

44                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
MALAYSIA--0.2%
Malaysia International Shipping Corp. Capital
Ltd. 144A 5%, 7/1/09(b) .........................  $   2,800    $   2,780,708

MEXICO--0.5%
America Movil SA de CV 4.841%, 4/27/07(c) .......      3,000        3,006,000
America Movil SA de CV 4.125%, 3/1/09 ...........      1,250        1,205,575

Pemex Project Funding Master Trust 6.125%,
8/15/08 .........................................      1,000        1,021,500

Pemex Project Funding Master Trust 144A
5.17%, 6/15/10(b)(c) ............................      1,500        1,554,000
                                                                -------------
                                                                    6,787,075
                                                                -------------

PHILIPPINES--0.1%
Philippine Long Distance Telephone Co. 7.85%,
3/6/07 ..........................................      1,000        1,035,000

POLAND--0.2%
Telekomunikacja Polska SA Finance BV 144A
7.75%, 12/10/08(b) ..............................      2,700        2,898,299

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd.
144A 3.437%, 9/15/09(b) .........................      2,980        2,870,694

RUSSIA--1.0%
Gazstream SA 144A 5.625%, 7/22/13(b) ............     13,665       13,562,512

SINGAPORE--0.2%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10 ...................................      3,150        3,079,846

SOUTH KOREA--0.5%
Chohung Bank 144A 4.50%, 11/3/14(b)(c) ..........        565          542,084
Export-Import Bank of Korea 4.50%, 8/12/09 ......      1,355        1,325,171
Korea Development Bank 4.25%, 11/13/07 ..........      1,000          986,524
Korea Development Bank 3.875%, 3/2/09 ...........      3,000        2,885,280

Korea Electric Power Corp. 144A 4.25%,
9/12/07(b) ......................................      1,500        1,478,469
                                                                -------------
                                                                    7,217,528
                                                                -------------

UNITED KINGDOM--0.3%
British Telecommunications plc 8.375%,
12/15/10 ........................................      3,000        3,420,390

UNITED STATES--0.5%
Amvescap plc 4.50%, 12/15/09 ....................      2,750        2,683,750
Nova Chemicals Corp. 6.50%, 1/15/12 .............      2,350        2,256,000
Tyco International Group SA 6.375%, 2/15/06 .....      1,750        1,758,795
                                                                -------------
                                                                    6,698,545
                                                                -------------

VENEZUELA--0.1%
Corp Andina de Fomento 5.20%, 5/21/13 ...........      1,000          985,938

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $90,302,949)                                      89,754,151
-----------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
DOMESTIC CONVERTIBLE BONDS--0.4%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
SCI Systems, Inc. Cv. 3%, 3/15/07 ...............  $   2,000    $   1,930,000

PHARMACEUTICALS--0.3%
Par Pharmaceutical Cos., Inc. Cv. 2.875%,
9/30/10 .........................................      4,765        3,943,038

-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $5,801,086)                                        5,873,038
-----------------------------------------------------------------------------

CREDIT LINK NOTES--0.4%

OTHER FOREIGN GOVERNMENT--0.4%
Credit Suisse First Boston Russian Federation
5.03%, 9/20/10 ..................................      5,000        4,886,500

-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $5,007,890)                                        4,886,500
-----------------------------------------------------------------------------

LOAN AGREEMENTS(c)--5.2%

AIRPORT SERVICES--0.2%
Worldspan LP Tranche 7.05%, 2/11/10 .............      2,992        2,947,285

BROADCASTING & CABLE TV--1.0%
Charter Communications Operating LLC
Tranche B 7.55%, 4/27/11 ........................      4,925        4,943,469

DIRECTV Holdings LLC Tranche B 5.80%,
4/13/13 .........................................        567          571,271

Entravision Communications Corp. Tranche
5.526%, 3/28/13 .................................        500          505,000

Mediacom LLC Tranche B 6.55%, 3/31/13 ...........      4,714        4,796,876
PanAmSat Corp. Tranche B 7.05%, 8/20/11 .........      2,977        3,014,627
                                                                -------------
                                                                   13,831,243
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Sungard Data Systems, Inc. Tranche 6.276%,
1/22/13 .........................................      4,389        4,424,661

DEPARTMENT STORES--0.4%
Neiman-Marcus Group, Inc. (The) Tranche 6.80%,
4/6/13 ..........................................      4,750        4,779,687

DIVERSIFIED CHEMICALS--0.2%
Huntsman Corp. Tranche B 6.05%, 8/16/12 .........      2,973        2,993,562

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. Tranche 6.30%,
1/15/12 .........................................      2,340        2,349,225

Allied Waste North America, Inc. Tranche A
5.776%,1/15/12 ..................................        884          887,706
                                                                -------------
                                                                    3,236,931
                                                                -------------

                         See Notes to Financial Statements                    45

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Mosaic Global Holdings, Inc. Tranche B 5.80%,
2/21/12 .........................................  $   3,299   $    3,331,737

HEALTH CARE FACILITIES--0.3%
LifePoint Hospitals, Inc. Tranche B 5.925%,
4/15/12 .........................................      3,612        3,634,904

HEALTH CARE SERVICES--0.4%
Davita, Inc. Tranche B 6.55%, 10/5/12 ...........      5,299        5,378,206

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
NTELOS, Inc. Tranche B 6.276%, 8/24/11 ..........      2,668        2,701,656

OFFICE ELECTRONICS--0.2%
Xerox Corp. Tranche 7.30%, 9/30/08 ..............      2,000        2,025,000

PAPER PRODUCTS--0.5%
NewPage Corp. Tranche B 7.30%, 5/2/11 ...........      6,000        6,037,500

PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co. Tranche B 6.55%,
10/18/12 ........................................      4,041        4,020,971

REITS--0.4%
General Growth Properties LP Tranche B 6.09%,
11/12/08 ........................................      4,729        4,779,261

RESTAURANTS--0.0%
Burger King Corp. Tranche B 5.526%, 7/13/12 .....        374          378,271

TEXTILES--0.4%
Xerium Technologies, Inc. Tranche B 6.30%,
5/18/12 .........................................      4,738        4,797,351

-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $68,930,316)                                      69,298,226
-----------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
TARGETED RETURN INDEX SECURITIES--0.1%

Lehman Brothers Targeted Return Index
Securities Trust Series 5-2002 144A 5.94%,
1/25/07(b)(c) ...................................  $   1,122   $    1,126,389

-----------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,145,483)                                        1,126,389
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $1,341,373,970)                                1,328,728,062
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.2%

COMMERCIAL PAPER(l)--4.2%
Preferred Receivables Funding Corp. 4.05%,
11/1/05 .........................................     15,545       15,545,000

Alpine Securitization Corp. 3.94%, 11/2/05 ......      6,670        6,669,270

Goldman Sachs Group, Inc. (The) 3.90%,
11/2/05 .........................................      5,000        4,999,458

Du Pont (E.I.) de Nemours & Co. 3.90%,
11/4/05 .........................................      5,810        5,808,112

Gannett Co., Inc. 3.82%, 11/4/05 ................      7,465        7,462,624
Sysco Corp. 4%, 11/7/05 .........................     10,000        9,993,333

Preferred Receivables Funding Corp. 3.89%,
11/15/05 ........................................      2,600        2,596,067

George Street Finance LLC 3.97%, 11/21/05 .......      2,736        2,729,965

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $55,803,829)                                      55,803,829
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--103.0%
(IDENTIFIED COST $1,397,177,799)                                1,384,531,891(a)

Other assets and liabilities, net--(3.0)%                         (40,489,248)
                                                               --------------
NET ASSETS--100.0%                                             $1,344,042,643
                                                               ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,637,638 and gross depreciation of $20,635,501 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,398,529,754.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $179,145,630 or 13.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)   Par value represents New Zealand Dollar.
(g)   Par value represents Australian Dollar.
(h)   Par value represents Brazilian Real.
(i)   Par value represents Euro.
(j) All or a portion segregated as collateral for forward currency contracts or unfunded loan commitments.
(k)   Table excludes short-term investments.
(l)   The rate shown is the discount rate.

46                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
Investment securities at value
   (Identified cost $1,397,177,799)                             $ 1,384,531,891
Cash                                                                  5,229,028
Receivables
   Interest                                                          12,879,597
   Fund shares sold                                                  12,508,218
   Investment securities sold                                         5,006,563
Trustee retainer                                                          2,624
Prepaid expenses                                                        105,180
                                                                ---------------
      Total assets                                                1,420,263,101
                                                                ---------------
LIABILITIES
Payables
   Investment securities purchased                                   69,221,854
   Fund shares repurchased                                            3,619,473
   Dividend distributions                                             1,464,963
   Investment advisory fee                                              607,007
   Distribution and service fees                                        484,310
   Transfer agent fee                                                   227,017
   Financial agent fee                                                   61,355
Unrealized depreciation on forward currency contracts                   370,422
Unrealized depreciation on unfunded loan commitments                      8,419
Accrued expenses                                                        155,638
                                                                ---------------
      Total liabilities                                              76,220,458
                                                                ---------------
NET ASSETS                                                      $ 1,344,042,643
                                                                ===============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 1,359,917,599
Undistributed net investment income                                     326,296
Accumulated net realized loss                                        (3,165,954)
Net unrealized depreciation                                         (13,035,298)
                                                                ---------------
NET ASSETS                                                      $ 1,344,042,643
                                                                ===============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $819,283,266)                174,335,217
Net asset value per share                                                 $4.70
Offering price per share $4.70/(1-2.25%)                                  $4.81

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $33,003,362)                   7,044,547
Net asset value and offering price per share                              $4.68

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $295,926,485)                 62,510,348
Net asset value and offering price per share                              $4.73

CLASS T
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $195,829,530)                 41,437,018
Net asset value and offering price per share                              $4.73

                             STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
Interest                                                        $    55,534,380
Foreign taxes withheld                                                  (63,791)
                                                                ---------------
      Total investment income                                        55,470,589
                                                                ---------------
EXPENSES
Investment advisory fee                                               5,760,760
Service fees, Class A                                                 1,436,884
Distribution and service fees, Class B                                  246,339
Distribution and service fees, Class C                                1,413,892
Distribution and service fees, Class T                                1,667,629
Financial agent fee                                                     618,640
Transfer agent                                                        1,079,980
Registration                                                            188,866
Custodian                                                               188,004
Printing                                                                 98,430
Professional                                                             45,318
Trustees                                                                 34,696
Miscellaneous                                                            82,580
                                                                ---------------
      Total expenses                                                 12,862,018
Custodian fees paid indirectly                                          (31,814)
                                                                ---------------
      Net expenses                                                   12,830,204
                                                                ---------------
NET INVESTMENT INCOME                                                42,640,385
                                                                ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                     (3,444,060)
Net realized loss on foreign currency transactions                   (2,434,193)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (23,772,750)
Net change in unrealized appreciation (depreciation) on
   swap agreements                                                       62,564
Net change in unrealized appreciation (depreciation) on
   foreign currency transactions and translation                       (393,650)
Net change in unrealized appreciation (depreciation) on
   unfunded loan commitments                                             (8,419)
                                                                ---------------
NET LOSS ON INVESTMENTS                                             (29,990,508)
                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    12,649,877
                                                                ===============

                       See Notes to Financial Statements                      47

Phoenix Multi-Sector Short Term Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended         Year Ended
                                                                                     October 31, 2005   October 31, 2004
                                                                                     ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $     42,640,385   $     24,497,728
   Net realized gain (loss)                                                                (5,878,253)         2,556,117
   Net change in unrealized appreciation (depreciation)                                   (24,112,255)         3,809,891
                                                                                     ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             12,649,877         30,863,736
                                                                                     ----------------   ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                         (22,135,909)       (14,106,306)
   Net investment income, Class B                                                          (1,135,494)        (1,269,340)
   Net investment income, Class C                                                         (10,274,096)        (8,394,784)
   Net investment income, Class T                                                          (5,266,607)        (2,671,811)
   Net realized long-term gains, Class A                                                     (241,938)                --
   Net realized long-term gains, Class B                                                       (9,776)                --
   Net realized long-term gains, Class C                                                      (86,750)                --
   Net realized long-term gains, Class T                                                      (57,505)                --
   Tax return of capital, Class A                                                          (2,350,578)                --
   Tax return of capital, Class B                                                            (120,300)                --
   Tax return of capital, Class C                                                          (1,088,308)                --
   Tax return of capital, Class T                                                            (559,247)                --
                                                                                     ----------------   ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (43,326,508)       (26,442,241)
                                                                                     ----------------   ----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (147,289,179 and 61,571,618 shares, respectively)        702,351,544        296,489,759
   Net asset value of shares issued from reinvestment of distributions
      (3,484,040 and 1,995,081 shares, respectively)                                       16,587,908          9,565,453
   Cost of shares repurchased (53,526,824 and 34,404,698 shares, respectively)           (255,099,438)      (164,345,981)
                                                                                     ----------------   ----------------
Total                                                                                     463,840,014        141,709,231
                                                                                     ----------------   ----------------
CLASS B
   Proceeds from sales of shares (2,289,936 and 2,817,773 shares, respectively)            10,899,471         13,458,686
   Net asset value of shares issued from reinvestment of distributions
      (138,823 and 168,871 shares, respectively)                                              659,902            807,426
   Cost of shares repurchased (2,300,999 and 2,460,921 shares, respectively)              (10,971,197)       (11,775,709)
                                                                                     ----------------   ----------------
Total                                                                                         588,176          2,490,403
                                                                                     ----------------   ----------------
CLASS C
   Proceeds from sales of shares (42,187,604 and 34,994,566 shares, respectively)         203,249,037        169,597,254
   Net asset value of shares issued from reinvestment of distributions
      (1,593,775 and 1,173,928 shares, respectively)                                        7,654,116          5,669,472
   Cost of shares repurchased (30,355,657 and 21,055,457 shares, respectively)           (145,786,924)      (101,472,871)
                                                                                     ----------------   ----------------
Total                                                                                      65,116,229         73,793,855
                                                                                     ----------------   ----------------
CLASS T
   Proceeds from sales of shares (24,346,544 and 20,677,736 shares, respectively)         117,013,182         99,970,990
   Net asset value of shares issued from reinvestment of distributions
      (422,549 and 336,804 shares, respectively)                                            2,021,867          1,619,282
   Cost of shares repurchased (8,067,986 and 1,831,652 shares, respectively)              (38,647,117)        (8,777,578)
                                                                                     ----------------   ----------------
Total                                                                                      80,387,932         92,812,694
                                                                                     ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              609,932,351        310,806,183
                                                                                     ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                  579,255,720        315,227,678
NET ASSETS
   Beginning of period                                                                    764,786,923        449,559,245
                                                                                     ----------------   ----------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $326,296 AND $32,665, RESPECTIVELY]                                            $  1,344,042,643   $    764,786,923
                                                                                     ================   ================

48                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS A
                                             --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31
                                             --------------------------------------------------------------
                                                2005          2004      2003(3)     2002(2)(3)      2001(3)
Net asset value, beginning of period            $ 4.83        $ 4.78      $ 4.56        $ 4.58       $ 4.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.20(6)       0.21        0.22          0.25         0.33
   Net realized and unrealized gain (loss)       (0.12)         0.06        0.21         (0.02)        0.11
                                                ------        ------      ------        ------       ------
      TOTAL FROM INVESTMENT OPERATIONS            0.08          0.27        0.43          0.23         0.44
                                                ------        ------      ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.19)        (0.22)      (0.21)        (0.25)       (0.35)
   Distributions from net realized gains            --(5)         --          --            --           --
   Tax return of capital                         (0.02)           --          --            --           --
                                                ------        ------      ------        ------       ------
      TOTAL DISTRIBUTIONS                        (0.21)        (0.22)      (0.21)        (0.25)       (0.35)
                                                ------        ------      ------        ------       ------
Change in net asset value                        (0.13)         0.05        0.22         (0.02)        0.09
                                                ------        ------      ------        ------       ------
NET ASSET VALUE, END OF PERIOD                  $ 4.70        $ 4.83      $ 4.78        $ 4.56       $ 4.58
                                                ======        ======      ======        ======       ======
Total return(1)                                   1.64%         5.69%       9.68%         5.22%       10.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $819,283      $372,463    $229,020       $83,665      $34,109
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.02%         1.03%       1.08%         1.23%        1.22%
   Gross operating expenses                       1.02%         1.03%       1.08%         1.23%        1.50%
   Net investment income (loss)                   4.24%         4.17%       4.28%         5.09%        7.09%
Portfolio turnover                                  83%           95%        135%          146%         125%

                                                                        CLASS B
                                             --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31
                                             --------------------------------------------------------------
                                                2005          2004      2003(4)     2002(2)(4)      2001(4)
Net asset value, beginning of period            $ 4.82        $ 4.77      $ 4.55        $ 4.56       $ 4.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.18(6)       0.19        0.20          0.22         0.30
   Net realized and unrealized gain (loss)       (0.14)         0.05        0.21            --(5)      0.12
                                                ------        ------      ------        ------       ------
      TOTAL FROM INVESTMENT OPERATIONS            0.04          0.24        0.41          0.22         0.42
                                                ------        ------      ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.16)        (0.19)      (0.19)        (0.23)       (0.33)
   Distributions from net realized gains            --(5)         --          --            --           --
   Tax return of capital                         (0.02)           --          --            --           --
                                                ------        ------      ------        ------       ------
      TOTAL DISTRIBUTIONS                        (0.18)        (0.19)      (0.19)        (0.23)       (0.33)
                                                ------        ------      ------        ------       ------
Change in net asset value                        (0.14)         0.05        0.22         (0.01)        0.09
                                                ------        ------      ------        ------       ------
NET ASSET VALUE, END OF PERIOD                  $ 4.68        $ 4.82      $ 4.77        $ 4.55       $ 4.56
                                                ======        ======      ======        ======       ======
Total return(1)                                   1.12%         5.16%       9.17%         4.94%        9.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $33,003       $33,325     $30,457       $21,450      $11,978
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.51%         1.52%       1.58%         1.73%        1.71%
   Gross operating expenses                       1.51%         1.52%       1.58%         1.73%        2.00%
   Net investment income                          3.72%         3.68%       3.88%         4.62%        6.60%
Portfolio turnover                                  83%           95%        135%          146%         125%

(1)   Sales charges are not reflected in the total return calculation.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 5.24% to 5.25% for Class A and from 4.77% to 4.79% for Class B. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares had no impact on net investment income or net realized and unrealized gain (loss) per share for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.06%, 0.16% and 0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00, $0.01 and $0.01 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.06%, 0.17% and 0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(5)   Amount is less than $0.01.
(6)   Computed using average shares outstanding.

                       See Notes to Financial Statements                      49

Phoenix Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS C
                                             --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31
                                             --------------------------------------------------------------
                                                2005          2004      2003(4)     2002(3)(4)      2001(4)
Net asset value, beginning of period            $ 4.87        $ 4.81      $ 4.58        $ 4.59       $ 4.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.19(7)       0.21        0.21          0.23         0.32
   Net realized and unrealized gain (loss)       (0.13)         0.05        0.22            --(6)      0.13
                                                ------        ------      ------        ------       ------
      TOTAL FROM INVESTMENT OPERATIONS            0.06          0.26        0.43          0.23         0.45
                                                ------        ------      ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.18)        (0.20)      (0.20)        (0.24)       (0.34)
   Distributions from net realized gains            --(6)         --          --            --           --
   Tax return of capital                         (0.02)           --          --            --           --
                                                ------        ------      ------        ------       ------
      TOTAL DISTRIBUTIONS                        (0.20)        (0.20)      (0.20)        (0.24)       (0.34)
                                                ------        ------      ------        ------       ------
Change in net asset value                        (0.14)         0.06        0.23         (0.01)        0.11
                                                ------        ------      ------        ------       ------
NET ASSET VALUE, END OF PERIOD                  $ 4.73        $ 4.87      $ 4.81        $ 4.58       $ 4.59
                                                ======        ======      ======        ======       ======
Total return(1)                                   1.15%         5.59%       9.60%         5.17%       10.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $295,926      $238,854    $163,436       $52,101      $10,865
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.26%         1.27%       1.33%         1.47%        1.46%
   Gross operating expenses                       1.26%         1.27%       1.33%         1.47%        1.76%
   Net investment income                          3.98%         3.92%       4.02%         4.78%        6.85%
Portfolio turnover                                  83%           95%        135%          146%         125%

                                                               CLASS T
                                             ---------------------------------------------
                                                                               FROM
                                              YEAR ENDED OCTOBER 31         INCEPTION
                                             -----------------------     JUNE 2, 2003 TO
                                                2005          2004     OCTOBER 31, 2003(5)
Net asset value, beginning of period            $ 4.86        $ 4.80          $ 4.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.17(7)       0.18            0.07
   Net realized and unrealized gain (loss)       (0.13)         0.06           (0.02)
                                                ------        ------          ------
      TOTAL FROM INVESTMENT OPERATIONS            0.04          0.24            0.05
                                                ------        ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.15)        (0.18)          (0.07)
   Distributions from net realized gains            --(6)         --              --
   Tax return of capital                         (0.02)           --              --
                                                ------        ------          ------
      TOTAL DISTRIBUTIONS                        (0.17)        (0.18)          (0.07)
                                                ------        ------          ------
Change in net asset value                        (0.13)         0.06           (0.02)
                                                ------        ------          ------
NET ASSET VALUE, END OF PERIOD                  $ 4.73        $ 4.86          $ 4.80
                                                ======        ======          ======
Total return(1)                                   0.84%         5.05%           1.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $195,830      $120,145         $26,646
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.76%         1.78%           1.90%(2)
   Gross operating expenses                       1.76%         1.78%           1.90%
   Net investment income                          3.48%         3.40%           3.06%
Portfolio turnover                                  83%           95%            135%

(1)   Sales charges are not reflected in the total return calculation.
(2) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(3) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for Class C shares for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.93% to 4.95%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00, $0.01 and $0.01 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.01%, 0.17% and 0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class T shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 for the period ending October 31, 2003. The net investment income ratio for the period ending October 31, 2003 decreased by 0.15%.
(6)   Amount is less than $0.01.
(7)   Computed using average shares outstanding.

50                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005

1. ORGANIZATION

      Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently, three Funds are offered for sale (each a "Fund"). The Phoenix High Yield Securities Fund ("High Yield Securities Fund") is diversified and has an investment objective of high current income and a secondary objective of capital appreciation. The Phoenix Multi-Sector Fixed Income Fund ("Multi-Sector Fixed Income Fund") is diversified and has an investment objective to maximize current income while preserving capital. The Phoenix Multi-Sector Short Term Bond Fund ("Multi-Sector Short Term Bond Fund") is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.

      The Funds offer the following classes of shares for sale:

                                       Class A   Class B   Class C   Class T
                                       -------   -------   -------   -------
High Yield Securities Fund .........      X         --        X         --
Multi-Sector Fixed Income Fund .....      X          X        X         --
Multi-Sector Short Term Bond Fund ..      X          X        X          X

      Class A shares of the High Yield Securities and Multi-Sector Fixed Income Funds are sold with a front-end sales charge of 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Certain redemptions of Class A shares of the Multi-Sector Short Term Bond Fund may be subject to a 1% contingent deferred sales charge if made within one year of purchases of $1 million or more made without a sales charge. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which, declines from 2% to zero depending on the period of time the shares are held. Class C shares of the High Yield Securities and Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. Class T shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Funds were valued on the basis of prices provided by principal market makers. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At October 31, 2005, the total value of these securities represented approximately 4% and 7% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. For the Multi-Sector Fixed Income Fund and the Multi-Sector Short Term Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

      At October 31, 2005, the Funds had entered into forward currency contracts as follows:

MULTI-SECTOR FIXED INCOME FUND

                                                                       Net
                                                                    Unrealized
     Contract            In Exchange    Settlement                 Appreciation
    to Receive               for           Date         Value     (Depreciation)
-------------------   ----------------  ----------   -----------  --------------
JPY     347,454,250   USD    3,175,999   12/13/05    $ 3,000,909    $ (175,090)

MULTI-SECTOR SHORT TERM BOND FUND

                                                                       Net
                                                                    Unrealized
     Contract            In Exchange    Settlement                 Appreciation
    to Receive               for           Date         Value     (Depreciation)
-------------------   ----------------  ----------   -----------  --------------
JPY     735,076,650   USD    6,719,165   12/13/05    $ 6,348,743    $ (370,422)

JPY    Japanese Yen                USD   United States Dollar

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

I. SWAP AGREEMENTS:

      Each Fund may enter into swap agreements, including interest rate, credit default and total return swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

      Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

      Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

      Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.

      Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

J. LOAN AGREEMENTS:

      Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Each Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

      Pursuant to the terms of the Eastman Kodak Co. Senior Loan agreement, the Multi-Sector Short Term Bond Fund had unfunded loan commitments of $1,675,404 as of October 31, 2005. The Fund intends to reserve against such contingent obligations by designating liquid securities as a reserve. The unrealized depreciation on this commitment of $8,419 is reported as "Unrealized depreciation on unfunded loan commitments" on the Statement of Assets and Liabilities.

K. DEBT INDEX SECURITIES AND TARGETED RETURN INDEX SECURITIES:

      Each Fund may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

      Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index, which is a component of the Lehman Brothers U.S. Aggregate Index.

L. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

M. INDEMNIFICATIONS:

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                                    1st $1      $1-2      $2 +
                                                   Billion    Billion    Billion
                                                   -------    -------    -------
High Yield Securities Fund .................        0.65%      0.65%      0.65%
Multi-Sector Fixed Income Fund .............        0.55%      0.50%      0.45%
Multi-Sector Short Term Bond Fund ..........        0.55%      0.50%      0.45%

      The Adviser has contractually agreed to reimburse through February 28, 2007, the High Yield Securities Fund's total operating expenses (excluding interest, tax and extraordinary expenses), so that such expenses do not exceed the following percentages of the average daily net assets of the Fund:

                                                              Class A    Class C
                                                              -------    -------
High Yield Securities Fund ..............................      1.25%      2.00%

      The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

      Seneca Capital Management LLC ("Seneca") is the subadviser to the High Yield Securities Fund and is paid a fee by PIC of 0.325% of the average daily net assets of the Fund.

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year ("the period") ended October 31, 2005, as follows:

                                    Class A        Class A          Class B
                                  Net Selling     Deferred          Deferred
                                  Commissions   Sales Charges     Sales Charges
                                  -----------   -------------    --------------
High Yield Securities Fund ....     $     --       $     --         $     --
Multi-Sector Fixed
   Income Fund ................       18,689             --           36,277
Multi-Sector Short Term
   Bond Fund ..................       59,504         10,638           42,526

                                                  Class C           Class T
                                                  Deferred          Deferred
                                                Sales Charges     Sales Charges
                                                -------------    --------------
High Yield Securities Fund ....                    $     --         $     --
Multi-Sector Fixed
   Income Fund ................                       7,716               --
Multi-Sector Short Term
   Bond Fund ..................                       2,321           94,803

      In addition, each Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                       Class A   Class B   Class C   Class T
                                       -------   -------   -------   -------
High Yield Securities Fund .........    0.25%       --      1.00%       --
Multi-Sector Fixed Income Fund .....    0.25%     1.00%     1.00%       --
Multi-Sector Short Term Bond Fund ..    0.25%     0.75%     0.50%     1.00%

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period ended October 31, 2005, the Trust incurred financial agent fees totaling $746,532.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended October 31, 2005, transfer agent fees were $1,337,475 as reported in the Statements of Operations, of which PEPCO retained the following:

                                        Transfer Agent
                                         Fee Retained
                                        --------------
High Yield Securities Fund ..........     $      --
Multi-Sector Fixed Income Fund ......        90,426
Multi-Sector Short Term Bond Fund ...       476,454

      At October 31, 2005, PNX and its affiliates, the retirement plans of PNX and its affiliates and Phoenix affiliated Funds, held shares of the Trust as follows:

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

                                                                    Aggregate
                                                                    Net Asset
                                                     Shares           Value
                                                  -----------    ---------------
High Yield Securities Fund
   Class A ...................................     1,926,995       $ 18,807,471
   Class C ...................................       101,074            986,795
Multi-Sector Short Term Bond Fund
   Class A ...................................     1,079,900          5,075,530
   Class T ...................................       389,844          1,843,962

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, swaps and forward currency contracts) for the period ended October 31, 2005, were as follows:

                                                 Purchases            Sales
                                              ---------------    --------------
High Yield Securities Fund ................   $    24,648,298     $   4,699,875
Multi-Sector Fixed Income Fund ............       171,611,015       176,508,353
Multi-Sector Short Term Bond Fund .........     1,188,160,013       724,367,350

      Purchases and sales of long-term U.S. Government and agency securities for the period ended October 31, 2005, were as follows:

                                                 Purchases           Sales
                                              ---------------    --------------
High Yield Securities Fund ................    $           --     $          --
Multi-Sector Fixed Income Fund ............        31,898,659        23,254,540
Multi-Sector Short Term Bond Fund .........       270,960,349       128,201,535

5. CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

6. 10% SHAREHOLDERS

      At October 31, 2005, High Yield Securities Fund had three shareholder accounts, which amounted to 93.6% of the total shares outstanding. The shareholders are affiliated with PNX.

7. ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At October 31, 2005, the Multi-Sector Fixed Income Fund held a restricted security as follows:

                                                          Market        % of
                            Acquisition   Acquisition     Value       Net Assets
                                Date         Cost      at 10/31/05   at 10/31/05
                            -----------   -----------  -----------   -----------
Northampton Pulp LLC          12/30/99     $ 348,720     $ 5,840        0.0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the SEC conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity as well as deficiencies in the Company's e mail retention procedures in effect prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

      The Funds have the following capital loss carryovers which may be used to offset future capital gains:

                                                   Expiration Year
                                         ---------------------------------------
                                             2007         2008           2009
                                         -----------   -----------   -----------
High Yield Securities Fund ...........   $        --   $        --   $        --
Multi-Sector Fixed
   Income Fund .......................    37,171,024     9,038,031     7,667,262
Multi-Sector Short Term
   Bond Fund ...........                          --            --            --

                                             2010         2013          Total
                                         -----------   -----------   -----------
High Yield Securities Fund ...........   $        --   $    49,944   $    49,944
Multi-Sector Fixed
   Income Fund .......................    13,774,073            --    67,650,390
Multi-Sector Short Term
   Bond Fund .........................            --     1,941,610     1,941,610

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

      For the period ended October 31, 2005, the Funds utilized losses deferred in prior years against current year capital gains as follows:

High Yield Securities Fund ...........   $        --
Multi-Sector Fixed
   Income Fund .......................     2,047,335
Multi-Sector Short Term
   Bond Fund .........................            --

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                                   Undistributed
                                                 Undistributed       Long-Term
                                                Ordinary Income    Capital Gains
                                                ---------------    -------------
High Yield Securities Fund .................        $ 9,035           $   --
Multi-Sector Fixed
   Income Fund .............................             --               --
Multi-Sector Short Term
   Bond Fund ...............................             --               --

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended October 31, 2005, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                  Capital
                                   Paid
                                   in on
                                 Shares of     Accumulated     Undistributed
                                 Beneficial    Net Realized    Net Investment
                                  Interest     Gain (Loss)     Income (Loss)
                                 ----------    ------------    --------------
High Yield Securities Fund ..     $      --    $         --    $           --
Multi-Sector Fixed Income
   Fund .....................      (814,770)        805,231             9,539
Multi-Sector Short Term
   Bond Fund ................       (83,485)      3,618,133        (3,534,648)

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

LONG-TERM CAPITAL GAINS:

      For the fiscal year ended October 31, 2005, the Multi-Sector Short Term Bond Fund designated $395,969 as long-term capital gain dividends.
--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [GRAPHIC OMITTED]

To the Board of Trustees of
Phoenix Multi-Series Trust and Shareholders of
Phoenix High Yield Securities Fund
Phoenix Multi-Sector Fixed Income Fund
Phoenix Multi-Sector Short Term Bond Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix High Yield Securities Fund, Phoenix Multi-Sector Fixed Income Fund (formerly Phoenix-Goodwin Multi-Sector Fixed Income Fund), and Phoenix Multi-Sector Short Term Bond Fund (formerly Phoenix-Goodwin Multi-Sector Short Term Bond Fund) (constituting Phoenix Multi-Series Trust, hereafter referred to as the "Trust") at October 31, 2005, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/  PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 20, 2005

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX HIGH YIELD SECURITIES FUND (THE "FUND")
OCTOBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on June 13, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Seneca Capital Management, LLC (the "Subadvisor").

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT

      Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. PIC is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. In evaluating the Advisory Agreement, the Board considered a variety of information relating to the Fund and PIC. PIC personnel provided details focusing on the nature, extent and quality of services provided by PIC, cost of services and profitability to PIC, comparative fees and expenses, the possible economies of scale that might be realized due to the Fund's growth and whether fee levels were likely to reflect such economies of scale for the benefit of investors, among other things.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that would be provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to funds currently advised by PIC such as quarterly reports provided by PIC comparing the performance of each fund advised by it with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for each fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and each fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the past experience of PIC and its representatives in supervising other subadvisers. With respect to performance monitoring, the Board noted that PIC will utilize the same investment committee review process that it used for other PIC managed funds. With respect to compliance monitoring, the Board noted that PIC intended to utilize a similar process that it used to monitor other PIC managed funds by requiring quarterly compliance certifications from the Subadvisor and by conducting compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. However the Board did review prior performance of similarly managed accounts managed by the Fund's Subadviser as described below under the "Subadvisory Agreement".

      PROFITABILITY. The Board also considered the level of profits to be realized by PIC and its affiliates in connection with the operation of the Fund. With respect to the cost of services and profits to be realized by PIC, the Board noted that, although Fund total expenses were expected to be above competitive levels during the Fund's startup period, management had voluntarily agreed to waive fees or reimburse expenses so that Class A share expenses would not exceed 1.25% and Class C share expenses would not exceed 2.00%. The Board noted that, due to the reimbursements proposed and the cost to PIC of paying the Subadvisor a fee equal to 50% of the management fee or 0.325%, the cost to PIC would be greater than management fee revenues received during the startup phase. The Board therefore concluded that the profitability to PIC from the Fund was not excessive.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the management fee for the Fund as well as the Fund's projected total expenses. With respect to the proposed management fee, the Board noted that the fee would be 0.65%. After being provided with information from management which compared the Fund's proposed fee with a group of competing funds with similar investment strategies, the Board noted that the management fee was slightly above the median for the peer group but within the range of fees

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX HIGH YIELD SECURITIES FUND (THE "FUND")
OCTOBER 31, 2005 (UNAUDITED) (CONTINUED)

charged by the competing funds, and after fee waivers provided by PIC the projected total expenses of the Fund would be slightly more than the median total expenses for the peer group but within the range of total expenses of the competing funds. The Board then concluded that the management fee and the projected total expenses for the Fund were reasonable.

      ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT

      Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor will provide the day to day investment management for the Fund. In evaluating the Subadvisory Agreement, the Board considered a variety of information relating to the Fund and the Subadvisor. In this regard, the Board considered the nature, extent and quality of services provided by the Subadvisor, subadvisory fees and the investment performance of similarly managed funds or accounts, among other things.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that would be provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor. In this regard, the Board noted that the Subadvisor had over 15 years of experience as an investment adviser. In this regard, the Board considered the significant experience of the portfolio manager noting that he had over 23 years of investment experience. The Board also noted the extensive investment experience of other professionals at the firm that would support the portfolio manager. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board was also satisfied with the quality of the investment process discussed by members of the Subadvisor at the Board meeting. The Board also considered the adequacy of the Subadvisor's compliance program. The Board noted the Subadvisor's representations that the firm had undergone a routine regulatory exam by the SEC with no material deficiencies reported.

      INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. However the Board did review prior performance of a composite of accounts managed by the Subadvisor in a similar strategy to the Fund. The Board concluded that the Subadvisor's prior investment performance history was above average noting that, as of March 31, 2005, it's composite performance, net of fees, was greater than the Fund's proposed benchmark for each of the 3 and 5 year periods and was slightly below the benchmark for the 1 year period. The Board also noted that, had the Subadvisor's performance history been included in the Lipper Analytical Services High Current Yield category for mutual funds, the rankings would have placed it within the top 58%, 22% and 7% of funds in the category for the 1, 3 and 5 year periods, respectively.

      PROFITABILITY. The Board noted and was satisfied with the Subadvisor's representation that no Subadvisor profitability information was available due to the fact that the relationship had not yet commenced.

      SUBADVISORY FEE. The Board also considered the subadvisory fee paid to the Subadvisor. The Board noted that the subadvisory fee would be 50% of the management fee or 0.325%. The Board received some comparative fee information from the Subadvisor with respect to other separate accounts managed by the Subadvisor in a similar style and noted that the proposed subadvisory fees were lower. The Board noted that the subadvisory fee would be paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of October 31, 2005, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS AND          LENGTH OF     OVERSEEN BY                            DURING PAST 5 YEARS AND
     DATE OF BIRTH           TIME SERVED     TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since         52        Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC   1993.                          Trustee/Director, Phoenix Funds Complex (1983-present). Trustee/Director,
101 Park Avenue                                            Realty Foundation of New York (1972-present), Josiah Macy, Jr. Foundation
New York, NY 10178                                         (Honorary)(2004-present), Pace University (Director/Trustee Emeritus)
DOB: 8/2/29                                                (2003-present), Greater New York Councils, Boy Scouts of America
                                                           (1985-present), The Academy of Political Science (Vice Chairman)
                                                           (1985-present), Urstadt Biddle Property Corp. (1989-present). Colgate
                                                           University (Trustee Emeritus) (2004-present). Director/Trustee, The
                                                           Harlem Youth Development Foundation, (Chairman) (1998-2002), Metropolitan
                                                           Transportation Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                           Consolidated Edison Company of New York, Inc. (1970-2002), Atlantic
                                                           Mutual Insurance Company (1974-2002), Centennial Insurance
                                                           Company(1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                           Mac Mortgage Securities Fund (Advisory Director) (1990-2000), Accuhealth
                                                           (1994-2002), Pace University (1978-2003), New York Housing Partnership
                                                           Development Corp. (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                           (1975-2004).
-----------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since         52        Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court      1993.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
-----------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill              Served since         50        Retired. Trustee, Phoenix Funds Family (1989-present). Trustee, Scudder
7721 Blue Heron Way         2004.                          Investments (55 portfolios) (1986-present). Director, Coutts & Co. Trust
West Palm Beach, FL 33412                                  Holdings Limited (1991-2000), Coutts & Co. Group (1991-2000) and Coutts
DOB: 3/28/30                                               & Co. International (USA) (private banking) (1991-2000).
-----------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since         52        Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902    1995.                          Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
-----------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since         50        Partner, Stonington Partners, Inc. (private equity fund) (2001-present).
Stonington Partners, Inc.   1993.                          Director/Trustee, Evergreen Funds (six portfolios). Trustee, Phoenix
736 Market Street,                                         Funds Family(1980-present). Director, Diversapak (2002-present). Obaji
Ste. 1430                                                  Medical Products Company (2002-present). Director, Lincoln Educational
Chattanooga, TN 37402                                      Services (2002-2004). Chairman, Carson Products Company (cosmetics)
DOB: 2/14/39                                               (1998 to 2000).
-----------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS            LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
   AND DATE OF BIRTH         TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 Geraldine M. McNamara      Served since         52         Managing Director, U.S. Trust Company of New York (private bank) (1982-
 U.S. Trust Company of      2001.                           present). Trustee/Director, Phoenix Funds Complex (2001-present).
 New York
 11 West 54th Street
 New York, NY 10019
 DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
 Everett L. Morris          Served since         52         Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
 164 Laird Road             1995.                           Director, W.H. Reaves Utility Income Fund (2004-present). Vice
 Colts Neck, NJ 07722                                       President, W.H. Reaves and Company (investment management) (1993-2003).
 DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
*James M. Oates             Served since         50         Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
 c/o Northeast Partners     1993.                           Inc.) (financial services) (1997-present). Trustee / Director Phoenix
 150 Federal Street,                                        Funds Family (1987-present). Managing Director, Wydown Group (consulting
 Suite 1000                                                 firm) (1994-present). Director, Investors Financial Service Corporation
 Boston, MA 02110                                           (1995-present), Investors Bank & Trust Corporation (1995-present),
 DOB: 5/31/46                                               Stifel Financial (1996-present), Connecticut River Bancorp
                                                            (1998-present), Connecticut River Bank (1999-present), Trust Company of
                                                            New Hampshire (2002-present). Chairman, Emerson Investment Management,
                                                            Inc. (2000-present). Independent Chairman, John Hancock Trust (since
                                                            2005), Trustee, John Hancock Funds II and John Hancock Funds III (since
                                                            2005). Trustee, John Hancock Trust (2004-2005). Director/Trustee, AIB
                                                            Govett Funds (six portfolios) (1991-2000), and Command Systems, Inc.
                                                            (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                            (formerly 1Mind.com), (2000-2002), Plymouth Rubber Co. (1995-2003).
                                                            Director and Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
 Donald B. Romans           Served since         50         Retired. President, Romans & Company (private investors and financial
 39 S. Sheridan Road        2004.                           consultants) (1987-2003). Trustee/Director, Phoenix Funds Family
 Lake Forest, IL 60045                                      (1996-present). Trustee, Burnham Investors Trust (5 portfolios)
 DOB: 4/22/31                                               (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
 Richard E. Segerson        Served since         50         Managing Director, Northway Management Company (1998-present). Trustee/
 Northway Management        1993.                           Director, Phoenix Funds Family (1983-present).
 Company
 164 Mason Street
 Greenwich, CT 06830
 DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
 Ferdinand L. J. Verdonck   Served since         50         Director, Banco Urquijo (Chairman)(1998-present). Trustee, Phoenix Funds
 Nederpolder, 7             2004.                           Family (2002-present). Director EASDAQ (Chairman)(2001-present), The JP
 B-9000 Gent, Belgium                                       Morgan Fleming Continental European Investment Trust (1998-present),
 DOB: 7/30/42                                               Groupe SNEF(1998-present), Degussa Antwerpen N.V.(1998-present),
                                                            Santens N.V.(1999-present). Managing Director, Almanij N.V. (1992-2003).
                                                            Director, KBC Bank and Insurance Holding Company (Euronext) (1992-2003),
                                                            KBC Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                            Luxembourgeoise (1992-2003), Investco N.V. (1992-2003), Gevaert N.V.
                                                            (1992-2003), Fidea N.V. (1992-2003), Almafin N.V. (1992-2003), Centea
                                                            N.V. (1992-2003), Dutch Chamber of Commerce for Belgium and Luxemburg
                                                            (1995-2001), Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX
     NAME, ADDRESS            LENGTH OF     OVERSEEN BY                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
   AND DATE OF BIRTH         TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
**Lowell P. Weicker, Jr.    Served since         50         Director, Medallion Financial New York (2003-present), Compuware
  7 Little Point Street     1995.                           (1996-present), WWE, Inc. (2000-present). President, The Trust for
  Essex, CT 06426                                           America's Health (non-profit) (2001-present). Trustee/Director, Phoenix
  DOB: 5/16/31                                              Funds Family (1995-present). Director, UST, Inc. (1995-2004), HPSC Inc.
                                                            (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.
** Pursuant to the Trust's retirement policy, Mr. Weicker will retire from the Board of Trustees effective January 1, 2006.

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                               LENGTH OF    PORTFOLIOS IN
                              TIME SERVED    FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS,         AND POSITION(S)  OVERSEEN BY                            DURING PAST 5 YEARS AND
   AND DATE OF BIRTH           WITH TRUST      TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 ***Marilyn E. LaMarche      Served since         50        Limited Managing Director, Lazard Freres & Co. LLC (1997-2005).
    Lazard Freres & Co. LLC  2002.                          Trustee/Director, Phoenix Funds Family (2002-present). Director, The
    30 Rockefeller Plaza,                                   Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
    59th Floor                                              (1989-2005).
    New York, NY 10020
    DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
****Philip R. McLoughlin     Served since         74        Director, PXRE Corporation (Reinsurance) (1985-present), World Trust
    200 Bridge Street        1993.                          Fund(1991-present). Director/Trustee, Phoenix Funds Complex
    Chatham, MA 02633                                       (1989-present). Management Consultant (2002-2004), Chairman (1997-2002),
    DOB: 10/23/46            Chairman                       Chief Executive Officer (1995-2002), Director (1995-2002), Phoenix
                                                            Investment Partners, Ltd., Director and Executive Vice President, The
                                                            Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and Executive
                                                            Vice President, Investments (1987-2002), Phoenix Life Insurance
                                                            Company. Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                            Investment Counsel, Inc. Director (1982-2002), Chairman (2000-2002) and
                                                            President (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                            President, Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002)
                                                            and President (April 2002-September 2002), Phoenix Investment Management
                                                            Company. Director and Executive Vice President, Phoenix Life and Annuity
                                                            Company (1996-2002). Director (1995-2000) and Executive Vice President
                                                            (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                            Insurance Company. Director, Phoenix National Trust Holding Company
                                                            (2001-2002). Director (1985-2002) and Vice President (1986-2002) and
                                                            Executive Vice President (April 2002-September 2002), PM Holdings,
                                                            Inc. Director, WS Griffith Associates, Inc. (1995-2002). Director, WS
                                                            Griffith Securities, Inc. (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

 *** Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
**** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                              OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S) HELD WITH                                 PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS AND         TRUST AND LENGTH OF                                    DURING PAST 5 YEARS
    DATE OF BIRTH               TIME SERVED                              AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci           President since 2004.        Executive Vice President, Asset Management, The Phoenix Companies,
DOB: 6/12/57                                            Inc.(wealth management) (since 2003). President and Chief Executive
                                                        Officer, Phoenix Investment Partners, Ltd. (since 2003). President, certain
                                                        Funds within the Phoenix Fund Complex (2004-present), President and Chief
                                                        Executive Officer of North American investment operations, Pioneer
                                                        Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                        Management Group (2000-2001), Executive Vice President of Distribution and
                                                        Marketing for U.S. institutional services business (1998-2000) and Executive
                                                        Vice President of Distribution and Marketing for Fidelity Canada
                                                        (1996-1998), Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward          Executive Vice President     Senior Vice President and Chief Executive Officer, Asset Management,
DOB: 8/17/64               since 2004.                  The Phoenix Companies, Inc. (2004-present). Executive Vice President and
                                                        Chief Operating Officer, Phoenix Investment Partners, Ltd. (2004-present).
                                                        Vice President, Phoenix Life Insurance Company (2002-2004). Vice President,
                                                        The Phoenix Companies, Inc. (2001-2004). Vice President, Finance,
                                                        Phoenix Investment Partners, Ltd. (2001-2002). Assistant Controller, Phoenix
                                                        Investment Partners, Ltd. (1996-2001). Executive Vice President, certain funds within the Phoenix Funds Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman         Senior Vice President        Senior Vice President, Product Development and Management, Phoenix
DOB: 7/27/62               since 2004.                  Investment Partners, Ltd. (2005-present), Senior Vice President and Chief
                                                        Administrative Officer, Phoenix Investment Partners, Ltd., (2003-2004),
                                                        Senior Vice President and Chief Administrative Officer, Phoenix Equity
                                                        Planning Corporation (1999-2003), Senior Vice President, certain funds within the Phoenix Fund Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch               Vice President and           Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present). Vice
900 Third Avenue           Chief Compliance Officer     President and Chief Compliance Officer, certain Funds within the Phoenix
New York, NY 10022         since 2004.                  Fund Complex (2004-present). Vice President, The Zweig Total Return Fund,
DOB: 9/23/45                                            Inc. (2004-present). Vice President, The Zweig Fund, Inc. (2004-present).
                                                        President and Director of Watermark Securities, Inc. (1991-present).
                                                        Assistant Secretary of Gotham Advisors Inc. (1990-present). Secretary,
                                                        Phoenix-Zweig Trust (1989-2003). Secretary, Phoenix-Euclid Market Neutral
                                                        Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss           Chief Financial Officer      Assistant Treasurer (2001-present), Vice President, Fund Accounting
DOB: 11/24/52              and Treasurer since          (1994-2000), Treasurer (1996-2000), Phoenix Equity Planning Corporation.
                           1996.                        Vice President (2003-present), Phoenix Investment Partners, Ltd. Chief
                                                        Financial Officer and Treasurer, or Assistant Treasurer, certain funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr              Vice President,              Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row           Chief Legal Officer,         2005-present). Vice President, Counsel, Chief Legal Officer and Secretary of
Hartford, CT 06102         Counsel and Secretary        certain funds within the Phoenix Fund Complex (May 2005-present).
DOB: 8/30/54               since 2005.                  Compliance Officer of Investments and Counsel, Travelers Life & Annuity
                                                        Company ( January 2005-May 2005). Assistant General Counsel, The Hartford
                                                        Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-SERIES TRUST
101 Munson Street
Greenfield, MA 01301

TRUSTEES                                                                     INVESTMENT ADVISER
E. Virgil Conway                                                             Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                                          56 Prospect Street
S. Leland Dill                                                               Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                                             PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                                                          Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                                               One American Row
Geraldine M. McNamara                                                        Hartford, CT 06102
Everett L. Morris
James M. Oates                                                               TRANSFER AGENT
Donald B. Romans                                                             Phoenix Equity Planning Corporation
Richard E. Segerson                                                          One American Row
Ferdinand L. J. Verdonck                                                     Hartford, CT 06102
Lowell P. Weicker, Jr.
                                                                             CUSTODIAN
                                                                             State Street Bank and Trust Company
                                                                             P.O. Box 5501
                                                                             Boston, MA 02206-5501
OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Francis G. Waltman, Senior Vice President                                    PricewaterhouseCoopers LLP
Marc Baltuch, Vice President and Chief Compliance Officer                    125 High Street
Nancy G. Curtiss, Chief Financial Officer and Treasurer                      Boston, MA 02110
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary


-------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS                                             HOW TO CONTACT US
The Securities and Exchange Commission has modified mailing regulations      Mutual Fund Services                   1-800-243-1574
for semiannual and annual shareholder fund reports to allow mutual fund      Advisor Consulting Group               1-800-243-4361
companies to send a single copy of these reports to shareholders who         Telephone Orders                       1-800-367-5877
share the same mailing address. If you would like additional copies,         Text Telephone                         1-800-243-1926
please call Mutual Fund Services at 1-800-243-1574.                          Web site                             PHOENIXFUNDS.COM
-------------------------------------------------------------------------












































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--------------------------------------------------------------------------------
                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP1621                                                                    12-05



ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

      (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $66,640 for 2004 and $82,540 for 2005.

AUDIT-RELATED FEES

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2005.

TAX FEES

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,200 for 2004 and $16,500 for 2005.

            "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
            (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Phoenix Multi-Series Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

            The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b)   Not applicable for 2004 and not applicable for 2005

                  (c)   0% for 2004 and 100% for 2005

                  (d)   Not applicable for 2004 and not applicable for 2005

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $449,560 for 2004 and $1,672,092 for 2005.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 18, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES

      The  following  Policy  for the  Consideration  of Trustee  Nominees  (the
"Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3. With respect to all Trustees, nominees must qualify under all applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.    The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Multi-Series Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date    January 9, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date    January 9, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                         Nancy G. Curtiss, Chief Financial Officer and Treasurer (principal financial officer)

Date    January 9, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.